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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number              811- 02731
                                   ---------------------------------------------


                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Philip A. Taylor     11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (713) 626-1919
                                                    -----------------

Date of fiscal year end:  3/31
                          ---------------

Date of reporting period: 6/30/06
                          ---------------

Item 1.  Schedule of Investments.

                         TAX-FREE CASH RESERVE PORTFOLIO
            Quarterly Schedule of Portfolio Holdings o June 30, 2006



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com              TFIT-QTR-1 6/06             A I M Advisors, Inc.

TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)

                                                                                     PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                     S&P            MOODY'S            (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--106.07%

ALASKA--1.15%

Alaska (State of) Industrial Development
    Authority (Providence Medical Office
    Building); Series 1985, VRD IDR (LOC-KBC
    Bank N.V.)
    3.30%, 06/01/10 (b)(c)(d)                        --              VMIG-1     $            1,590       $           1,590,000
------------------------------------------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006, GO TAN
    4.50%, 12/28/06                                  --               MIG-1                 10,000                  10,054,725
------------------------------------------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A,
    Refunding VRD GO (INS-MBIA Insurance
    Corp.)
    4.00%, 06/30/10 (e)(f)                          A-1+             VMIG-1                  1,500                   1,500,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
    Finance Corp.); Series 1999 D, VRD RB
    (Acquired 03/28/06; Cost $25,000,000)
    4.01%, 06/01/49 (f)(g)(h)                        --              VMIG-1                 25,000                  25,000,000
==============================================================================================================================
                                                                                                                    38,144,725
==============================================================================================================================

ARIZONA--0.95%

Casa Grande (City of) Industrial Development
    Authority (Center Park Apartments
    Project); Series 2001 A, Refunding
    Multi-Family Housing VRD IDR (CEP-Federal
    National Mortgage Association)
    4.00%, 06/15/31 (f)                              --              VMIG-1                  2,010                   2,010,000
------------------------------------------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
    Authority (Quail Gardens Apartments);
    Series 2001 A, Refunding Multi-Family
    Housing VRD IDR (CEP-Federal National
    Mortgage Association)
    4.00%, 06/15/31 (f)                              --              VMIG-1                  1,785                   1,785,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ARIZONA--(CONTINUED)

Phoenix (City of) Industrial Development
    Authority (Lynwood Apartments Project);
    Series 1994, Refunding Multi-Family
    Housing VRD IDR (CEP-Federal Home Loan
    Bank of San Francisco)
    4.03%, 10/01/25 (f)                             A-1+               --       $            5,715       $           5,715,000
------------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
    Authority (El Dorado Hospital); Series
    2004, VRD IDR (LOC-Branch Banking & Trust
    Co.)
    4.01%, 04/01/38 (b)(f)                           --              VMIG-1                  6,000                   6,000,000
------------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
    Authority (La Posada Park Court Senior
    Living Facilities); Series 2002, VRD IDR
    (LOC-LaSalle Bank N.A.)
    3.99%, 05/01/32 (b)(f)(i)                        --                --                   12,430                  12,430,000
------------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
    Authority (Tohono Chul Park Project);
    Series 2001, VRD IDR (LOC-Northern Trust
    Co.)
    4.04%, 08/01/36 (b)(f)                           --              VMIG-1                  1,800                   1,800,000
------------------------------------------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
    Authority (Notre Dame School); Series
    2001 A, VRD RB (LOC-JPMorgan Chase Bank,
    N.A.)
    4.00%, 05/01/21 (b)(f)                          A-1+               --                    1,800                   1,800,000
==============================================================================================================================
                                                                                                                    31,540,000
==============================================================================================================================

ARKANSAS--0.04%

Pulaski (County of) Public Facilities Board
    (Health Facilities-Central Arkansas
    Radiation Therapy Inc. Project); Series
    2001, Educational Facilities VRD RB
    (LOC-Bank of America, N.A.)
    4.05%, 07/01/08 (b)(f)(i)                        --                --                    1,300                   1,300,000
------------------------------------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                     S&P            MOODY'S            (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO--2.32%

Castle Pines (City of) North Metropolitan
    District; Refunding Series 2006 C, VRD GO
    (LOC-U.S. Bank, N.A.)
    3.97%, 12/01/24 (b)(f)                           --              VMIG-1     $            5,000       $           5,000,000
------------------------------------------------------------------------------------------------------------------------------
Centerra (City of) Metropolitan District No.
    1; Series 2004, VRD RB (LOC-BNP Paribas)
    4.00%, 12/01/29 (b)(c)(f)                       A-1+               --                   12,000                  12,000,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
    Facilities Authority (Community
    Wireless Park City); Series 2003,
    VRD RB (LOC-U.S. Bank, N.A.)
    3.99%, 12/01/23 (b)(f)                          A-1+               --                      600                     600,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
    Facilities Authority (Regis Jesuit
    High School Project); Series 2003,
    VRD RB (LOC-Wells Fargo Bank, N.A.)
    3.97%, 12/01/33 (b)(f)                          A-1+               --                    5,065                   5,065,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
    Facilities Authority (Southeastern
    Baptist Theological Seminary); Series 2005,
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 03/01/25 (b)(f)                           --              VMIG-1                  8,945                   8,945,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2006,
    RAN
    4.75%, 06/27/07                                 SP-1+              --                   10,000                  10,094,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
    (Arapahoe House Project); Series
    2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
    4.04%, 04/01/24 (b)(f)                          A-1+               --                    1,200                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
    Authority (Christian Living Project);
    Refunding Series 1997 VRD RB (LOC-U.S.
    Bank, N.A.)
    3.99%, 01/01/11(b)(f)                           A-1+               --                    1,245                   1,245,000
------------------------------------------------------------------------------------------------------------------------------
    Refunding Series 2002 A
    VRD RB (LOC-U.S. Bank, N.A.)
    3.97%, 01/01/31(b)(f)                           A-1+               --                    3,400                   3,400,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                     S&P           MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

Colorado (State of) Health Facilities Authority
    (Covenant Retirement); Refunding
    Series 2006, VRD RB (LOC-LaSalle Bank N.A.)
    3.98%, 12/01/25 (b)(f)                           A-1               --       $            6,760       $           6,760,000
------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
    (Goodwill Industries Denver Project); Series
    2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
    4.04%, 12/01/24 (b)(f)                           --              VMIG-1                  1,350                   1,350,000
------------------------------------------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
    Development Authority (Cook Communications
    Project); Series 2002, VRD IDR (LOC-Bank
    of America, N.A.)
    4.05%, 03/01/17 (b)(f)                          A-1+               --                    2,350                   2,350,000
------------------------------------------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series 2004,
    Refunding & Improvement Unlimited Tax GO
    (LOC-Wells Fargo Bank, N.A.)
    3.50%, 12/01/29 (b)(j)                          A-1+               --                    1,550                   1,550,000
------------------------------------------------------------------------------------------------------------------------------
Crystal Valley (Metropolitan District of) (No. 1);
    Series 2004, VRD RB (LOC-Wells Fargo
    Bank, N.A.)
    3.97%, 10/01/34 (b)(f)                          A-1+               --                    4,795                   4,795,000
------------------------------------------------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Web
    Project); Refunding Series 2003-C2, VRD
    COP (INS-Ambac Assurance Corp.)
    3.97%, 12/01/29 (e)(f)                          A-1+             VMIG-1                  1,955                   1,955,000
------------------------------------------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
    Authority  (Convention Center Project);
    Series 2001 B, RB (INS-Financial Security
    Assurance Inc.)
    3.97%, 09/01/25 (e)(f)                          A-1+             VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
    District;
    Series 2000
    Refunding Unlimited Tax GO (LOC-U.S. Bank,
    N.A.)
    5.20%, 12/01/19(b)(j)                            AA                --                    1,100                   1,107,271
------------------------------------------------------------------------------------------------------------------------------
    Series 2004
    Refunding Unlimited Tax VRD GO (LOC-U.S.
    Bank, N.A.)
    3.50%, 12/01/13(b)(k)                           A-1+               --                    1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                     S&P           MOODY'S              (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

Kipling Ridge (District of Metropolitan);
    Series 2005, VRD RB (LOC-U.S. Bank, N.A.)
    3.97%, 12/01/23 (b)(f)                          A-1+               --       $            7,450       $           7,450,000
==============================================================================================================================
                                                                                                                    76,866,271
==============================================================================================================================

CONNECTICUT--0.29%

Connecticut (State of) Development Authority
    (Central Vermont Public Service); Series
    1985, Floating Rate  PCR (LOC-Citizens
    Bank of Pennsylvania)
    3.53%, 12/01/15 (b)(d)                          A-1+               --                    1,400                   1,400,000
------------------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
    Facilities Authority (Greater Hartford
    YMCA); Series 2002 A, VRD RB (INS-Ambac
    Assurance Corp.)
    3.96%, 07/01/32 (e)(f)                           --              VMIG-1                  6,835                   6,835,000
------------------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
    Facilities Authority (Westminster School);
    Series 2002 C, VRD RB (LOC-Bank of
    America, N.A.)
    3.96%, 07/01/32 (b)(f)                          A-1+               --                    1,395                   1,395,000
==============================================================================================================================
                                                                                                                     9,630,000
==============================================================================================================================

DISTRICT OF COLUMBIA--0.92%

District of Columbia (American Library
    Association); Series 2005, VRD RB (LOC-Bank
    of America, N.A.)
    4.07%, 02/01/35 (b)(f)                           --              VMIG-1                  3,175                   3,175,000
------------------------------------------------------------------------------------------------------------------------------
District of Columbia (American Psychology
    Association); Series 2003, VRD RB
    (LOC-Bank of America, N.A.)
    4.05%, 03/01/28 (b)(f)                          A-1+               --                    5,145                   5,145,000
------------------------------------------------------------------------------------------------------------------------------
District of Columbia (National Academy of
    Sciences); Series 1999 B Commercial Paper
    (INS-Ambac Assurance Corp.)
    3.15%, 07/17/06(e)                              A-1+               --                   16,000                  16,000,000
------------------------------------------------------------------------------------------------------------------------------
    3.63%, 11/07/06(e)                              A-1+               --                    6,000                   6,000,000
==============================================================================================================================
                                                                                                                    30,320,000
==============================================================================================================================

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                     S&P           MOODY'S              (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA--5.50%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
    (County of) Transit Sales Surtax Revenue
    Bonds); Series 2006-24, Non-AMT VRD Ctfs.
    (Acquired 05/05/06; Cost $14,270,000)
    4.01%, 07/01/14 (f)(g)(h)                        --              VMIG-1     $           14,270       $          14,270,000
------------------------------------------------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
    Authority (Shands Teaching Hospital);
    Series 2002 A, VRD RB (LOC-SunTrust Bank)
    4.02%, 12/01/12 (b)(l)                           --              VMIG-1                  9,200                   9,200,000
------------------------------------------------------------------------------------------------------------------------------
Cape Coral (City of);
    Series 2004
    Commercial Paper Note (LOC-Bank of
    America, N.A.)
    3.37%, 09/12/06(b)                              A-1+               --                   18,972                  18,972,321
------------------------------------------------------------------------------------------------------------------------------
    3.55%, 08/04/06(b)                              A-1+               --                   12,500                  12,500,000
------------------------------------------------------------------------------------------------------------------------------
    3.73%, 08/01/06(b)                              A-1+               --                    6,500                   6,500,000
------------------------------------------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
    Projects Loan Program); Series 1997 A, VRD
    RB (INS-Financial Security Assurance Inc.)
    4.00%, 08/01/17 (e)(f)                          A-1+               --                    7,700                   7,700,000
------------------------------------------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
    Authority (Redlands Christian Migrant
    Association Inc.); Series 2001, VRD IDR
    (LOC-Bank of America, N.A.)
    4.05%, 12/01/26 (b)(f)(i)                        --                --                    2,800                   2,800,000
------------------------------------------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
    Authority (Adventist Health); Refunding
    Series 2006 A, VRD RB (INS-Financial
    Security Assurance Inc.)
    3.99%, 11/15/30 (e)(f)                          A-1+             VMIG-1                 15,000                  15,000,000
------------------------------------------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
    Development Authority (Tampa Metropolitan
    Area YMCA Project); Series 2000, VRD IDR
    (LOC-Bank of America, N.A.)
    4.05%, 03/01/25 (b)(f)(i)                        --                --                    5,550                   5,550,000
------------------------------------------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
    Authority (Baptist Medical Center Project);
    Series 2004 Commercial Paper (LOC-Bank of
    America, N.A.)
    3.20%, 10/13/06(b)                              A-1+               --                    3,000                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
    3.25%, 10/04/06(b)                              A-1+               --                   18,000                  18,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                     S&P           MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA--(CONTINUED)

Jacksonville (City of) Health Facilities
    Authority (Samuel C. Taylor Foundation
    Project); Series 1998, VRD RB (LOC-Bank of
    America, N.A.)
    (Acquired 02/20/01; Cost $2,600,000)
    4.05%, 12/01/23 (b)(f)(g)(i)                     --                --       $            2,600       $           2,600,000
------------------------------------------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities Authority
    (University of Florida Jacksonville Physicians,
    Inc.); Series 2002, VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 06/01/22 (b)(f)                           --              VMIG-1                 11,245                  11,245,000
------------------------------------------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
    Authority; Series 2003 A, Hospital VRD RB
    (LOC-Bank of America, N.A.)
    4.02%, 08/15/33 (b)(l)                          A-1+               --                   14,600                  14,600,000
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
    (Florida (State of) Department of
    Environmental Protection); Series
    2002-722, Floating Rate Trust Ctfs. VRD RB
    (Acquired 11/13/02; Cost $9,770,000)
    4.01%, 07/01/22 (f)(g)(h)                        A-1               --                    9,770                   9,770,000
------------------------------------------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
    (Miami Country Day School Project);
    Series 1999, VRD RB (LOC-Bank of America,
    N.A.)
    4.05%, 08/01/19 (b)(f)(i)                        --                --                    1,650                   1,650,000
------------------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
    (Adventist Health System/Sunbelt Inc.);
    Series 1992, VRD RB (LOC-SunTrust Bank)
    4.05%, 11/15/14 (b)(f)                          A-1+             VMIG-1                  1,535                   1,535,000
------------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) (Zoological Society
    Inc. Project); Series 2001, VRD RB
    (LOC-Northern Trust Co.)
    4.00%, 05/01/31 (b)(f)(i)                        --                --                    1,110                   1,110,000
------------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
    Authority (Atlantic College Project);
    Series 2001, Educational Facilities VRD RB
    (LOC-Bank of America, N.A.)
    4.05%, 12/01/31 (b)(f)(i)                        --                --                    4,000                   4,000,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                          RATINGS(a)                     AMOUNT
                                                          S&P MOODY'S                    (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA--(CONTINUED)

PalmBeach (County of) Housing Finance Authority
    (Emerald Bay Club Apartments); Series 2004,
    Refunding Multi-Family Housing VRD RB
    (LOC-Wachovia Bank, N.A.)
    4.00%, 06/01/30 (b)(f)                          A-1+               P-1      $            6,000       $           6,000,000
------------------------------------------------------------------------------------------------------------------------------
PalmBeach (County of) School District Sales Tax;
    Series 2006, Commercial Paper
    (LOC-Bank of America, N.A.)
    3.70%, 08/16/06 (b)                             A-1+               P-1                  11,500                  11,500,000
------------------------------------------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
    DACCO Project); Series 2001, VRD
    RB (LOC-Bank of America, N.A.)
    4.05%, 07/01/22 (b)(f)(i)                        --                --                    4,730                   4,730,000
==============================================================================================================================
                                                                                                                   182,232,321
==============================================================================================================================

GEORGIA--4.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County of)
    Water & Sewer Revenue Bonds);
    Series 2004-15, Non-AMT VRD Ctfs.
    (Acquired 10/12/04; Cost $9,995,000)
    4.00%, 01/01/12 (f)(g)(h)                        --              VMIG-1                  9,995                   9,995,000
------------------------------------------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
    Authority; Series 2004 B, Commercial Paper
    (LOC-Dexia Bank)
    3.58%, 08/09/06 (b)(c)                          A-1+               P-1                   3,000                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
Atlanta (City of) Water & Wastewater; Series
    2006-1, Commercial Paper Note (LOC-Bank of
    America, N.A., Dexia Bank, JPMorgan Chase
    Bank, N.A., Lloyds TSB Bank)
    3.74%, 08/01/06 (b)(c)                          A-1+               P-1                   5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
Burke (County of) Development Authority
    (Oglethorpe Power Corp.); Series 1994 A,
    VRD RB (INS-Financial Guaranty Insurance
    Co.)
    3.98%, 01/01/19 (e)(f)                          A-1+             VMIG-1                  2,285                   2,285,000
------------------------------------------------------------------------------------------------------------------------------
Cobb(County of) Development Authority (YMCA of
    Cobb County); Series 2003, VRD
    RB (LOC-Branch Banking & Trust Co.)
    4.01%, 12/01/25 (b)(f)                           --              VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P             MOODY'S             (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
GEORGIA--(CONTINUED)

Cobb (County of); Series 2006, Unlimited Tax
    GO TAN
    4.50%, 12/29/06                                 SP-1+             MIG-1     $           20,000       $          20,094,930
------------------------------------------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment Authority;
    Series 1998, VRD RB
    (INS-Financial Security Assurance Inc.)
    3.96%, 07/01/22 (e)(f)                           --              VMIG-1                  1,510                   1,510,000
------------------------------------------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood Hills
    Apartment Project); Series 1988, Refunding
    Floating Rate Multi-Family Housing RB
    (LOC-Bank of America, N.A.)
    4.00%, 12/01/07 (b)(f)                          A-1+               --                    9,250                   9,250,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Georgia (State of));
    Series 2000-1001 C, VRD COP
    (Acquired 07/26/00; Cost $20,000,000)
    4.02%, 07/01/15 (f)(g)(h)                       A-1+               --                   20,000                  20,000,000
------------------------------------------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
    (Shorter College Project);  Series 1998,
    VRD RB (LOC-SunTrust Bank)
    4.12%, 06/01/17 (b)(f)                          A-1+               --                    1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
    (Pinecrest Academy Inc. Project); Series
    2000, VRD RB (LOC-Branch Banking & Trust
    Co.)
    4.01%, 09/01/25 (b)(f)                           --              VMIG-1                  9,100                   9,100,000
------------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
    (Atlanta Park II Project); Refunding
    Series 1997, VRD RB (LOC-Wachovia Bank,
    N.A.)
    (Acquired 04/12/06; Cost $1,650,000)
    4.03%, 10/01/10 (b)(f)(g)                        --                Aa2                   1,650                   1,650,000
------------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
    (Bridgeway Foundation for Education
    Project); Series 2000, Educational
    Facilities VRD RB (LOC-Wachovia Bank,
    N.A.)
    4.03%, 06/01/15 (b)(f)                          A-1+               --                    1,725                   1,725,000
------------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
    (Doris & Alex Weber School Project);
    Series 2006, VRD RB (LOC-Branch Banking &
    Trust Co.)
    4.01%, 12/01/30 (b)(f)                           --              VMIG-1                  4,500                   4,500,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P             MOODY'S             (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
GEORGIA--(CONTINUED)

Fulton (County of) Development Authority
    (Kings Ridge Christian School); Series
    2006, VRD RB (LOC-Branch Banking & Trust
    Co.)
    4.01%, 05/01/26 (b)(f)                           --              VMIG-1     $            7,000       $           7,000,000
------------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
    (Mount Vernon Presbyterian School); Series
    2005, VRD RB (LOC-Branch Banking & Trust
    Co.)
    4.01%, 08/01/35 (b)(f)                           --              VMIG-1                  4,100                   4,100,000
------------------------------------------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
    2006, Unlimited Tax TAN GO
    4.50%, 12/29/06                                  --               MIG-1                 10,000                  10,043,873
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
    Wastewater); Series 2004-520, VRD RB
    (Acquired 04/20/05; Cost $24,995,000)
    4.01%, 05/01/12 (f)(g)(h)                        A-1               --                   24,995                  24,995,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water &
    Sewer Authority); Series 2006-1342, VRD RB
    (Acquired 05/24/06; Cost $2,945,000)
    4.01%, 07/01/13 (f)(g)(h)                        --              VMIG-1                  2,945                   2,945,000
------------------------------------------------------------------------------------------------------------------------------
Savannah (City of) Economic Development
    Authority (Westside Urban Health Center);
    Series 2002 A, VRD RB (LOC-SunTrust Bank)
    4.04%, 03/01/18 (b)(f)                           --              VMIG-1                  2,445                   2,445,000
------------------------------------------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
    Institute Inc. Project); Series 2002, VRD
    RB (LOC-Wachovia Bank, N.A.)
    4.03%, 11/01/27 (b)(f)                           --              VMIG-1                  1,960                   1,960,000
==============================================================================================================================
                                                                                                                   143,598,803
==============================================================================================================================

HAWAII--0.18%

Eagle Tax-Exempt Trust (Hawaii (State of));
    Series 2000-1101, VRD COP (Acquired
    01/11/01; Cost $6,000,000)
    4.02%, 12/01/16 (f)(g)(h)                       A-1+               --                    6,000                   6,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                          RATINGS(a)                     AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.91%

Custer (County of)  (Amoco Oil Co.-Standard
    Oil Co. Project); Series 1983, VRD PCR
    3.55%, 10/10/09 (c)(m)                          A-1+               --       $           22,200       $          22,200,000
------------------------------------------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
    GO TAN
    4.50%, 06/29/07                                 SP-1+             MIG-1                  8,000                   8,060,720
==============================================================================================================================
                                                                                                                    30,260,720
==============================================================================================================================

ILLINOIS--15.27%

ABN AMRO Munitops Ctfs. Trust (Chicago (City of)
    Board of Education); Series
    2002-4, VRD GO Ctfs.
    (Acquired 11/10/05; Cost $24,225,000)
    4.00%, 12/01/09 (f)(g)(h)                        --              VMIG-1                 24,225                  24,225,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
    of)); Series 2001-34
    Refunding Multi-State Non-AMT VRD Limited
    Tax Ctfs.
    (Acquired 11/15/01; Cost $10,000,000)
    4.02%, 07/01/07(f)(g)(h)                         --              VMIG-1                 10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2005-40
    Non-AMT VRD Unlimited Tax GO
    (Acquired 11/30/05; Cost $15,165,000)
    4.02%, 07/01/13(f)(g)(h)(i)                      --                --                   15,165                  15,165,000
------------------------------------------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
    University); Series 2004, VRD RB
    (LOC-Harris N.A.)
    4.04%, 03/01/35 (b)(f)                          A-1+             VMIG-1                  6,400                   6,400,000
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
    (State of Illinois); Series 1998-25 A
    VRD RB
    (Acquired 08/26/99; Cost $10,000,000)
    4.03%, 03/15/07(f)(g)(h)                         A-1               --                   10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2002-190 A
    VRD RB
    (Acquired 05/06/02; Cost $10,130,000)
    4.03%, 06/05/14(f)(g)(h)                         A-1               --                   10,130                  10,130,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chicago (City of)
    O'Hare International Airport); Series
    2006-0056 A, VRD COP
    (Acquired 03/22/06; Cost $6,200,000)
    4.02%, 01/01/33 (f)(g)(h)                       A-1+               --                    6,200                   6,200,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Eagle Tax-Exempt Trust (Chicago (City of) Park
    District); Series 2002-1306 A, Unlimited
    Tax VRD COP
    (Acquired 05/02/02; Cost $5,500,000)
    4.02%, 01/01/29 (f)(g)(h)                       A-1+               --       $            5,500       $           5,500,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chicago (City of)
    Water & Sewer); Series 2001-1308, VRD COP
    (Acquired 12/12/01; Cost $8,655,000)
    4.02%, 11/01/26 (f)(g)(h)                       A-1+               --                    8,655                   8,655,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chicago (City of));
    Series 2001-1305, VRD COP (Acquired
    04/02/01; Cost $4,950,000)
    4.12%, 01/01/35 (f)(g)(h)                       A-1+               --                    4,950                   4,950,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (County of Cook
    Regional Transportation Authority); Series
    2000-1303, VRD COP
    (Acquired 03/26/01; Cost $19,000,000)
    4.02%, 07/01/23 (f)(g)(h)                       A-1+               --                   19,000                  19,000,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Illinois);
    Series 2000-1304, VRD COP (Acquired
    06/27/00; Cost $7,340,000)
    4.02%, 06/01/21 (f)(g)(h)                       A-1+               --                    7,340                   7,340,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Chicago Shakespeare Theater
    Project); Series 1999, VRD RB (LOC-LaSalle
    Bank N.A.)
    (Acquired 09/24/03; Cost $4,100,000)
    3.99%, 01/01/19 (b)(f)(g)                        A-1               --                    4,100                   4,100,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Christian Heritage Academy);
    Series 2001, VRD RB (LOC-Fifth Third Bank)
    4.12%, 12/01/21 (b)(l)                          A-1+               --                    4,625                   4,625,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Embers Elementary School
    Project); Series 2002, Educational
    Facilities VRD RB (LOC-LaSalle Bank N.A.)
    (Acquired 11/04/03; Cost $2,175,000)
    4.00%, 04/01/32 (b)(f)(g)                        A-1               --                    2,175                   2,175,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                          RATINGS(a)                     AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Illinois (State of) Development Finance
    Authority (Fenwick High School Project);
    Series 1997, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 03/01/32 (b)(f)                          A-1+               --       $            2,400       $           2,400,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
    (Glenwood School for Boys);
    Series 1998, VRD RB (LOC-Harris N.A.)
    4.04%, 02/01/33 (b)(f)                          A-1+               --                    2,050                   2,050,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Institute of Gas Technology
    Project); Series 1999, VRD IDR (LOC-Harris
    N.A.)
    4.06%, 09/01/24 (b)(f)                          A-1+               --                    2,400                   2,400,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
    (James Jordan Boys & Girls Club and Family
    Center Project); Series 1995, VRD RB
    (LOC-JPMorgan Chase Bank, N.A.,
    LaSalle Bank N.A.)
    (Acquired 10/18/05; Cost $4,700,000)
    4.04%, 08/01/30 (b)(f)(g)                        A-1               --                    4,700                   4,700,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Jewish Federation Metropolitan
    Projects); Series 2002, VRD RB (INS-Ambac
    Assurance Corp.)
    4.03%, 09/01/32 (e)(l)                           --              VMIG-1                 22,540                  22,540,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Lyric Opera Chicago Project);
    Series 1994, VRD RB (LOC-Northern Trust
    Co., Harris N.A., JPMorgan Chase Bank,
    N.A.)
    4.00%, 12/01/28 (b)(f)                          A-1+             VMIG-1                 15,600                  15,600,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Museum of Contemporary Art
    Project); Series 1994, VRD RB
    (LOC-JPMorgan Chase Bank, N.A., Northern
    Trust Co.)
    4.00%, 02/01/29 (b)(f)                          A-1+             VMIG-1                  9,500                   9,500,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                          RATINGS(a)                     AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Illinois (State of) Development Finance
    Authority (Oak Park Residence Corp.
    Project); Series 2001, VRD RB (LOC-LaSalle
    Bank N.A.)
    (Acquired 01/29/03; Cost $2,975,000)
    3.99%, 07/01/41 (b)(f)(g)                        A-1               --       $            2,975       $           2,975,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Providence Street Middle
    School Project); Series 2002, VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.04%, 06/01/37 (b)(f)                           --              VMIG-1                  1,360                   1,360,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Radiological Society Project);
    Series 1997, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    (Acquired 04/07/06; Cost $1,600,000)
    4.05%, 06/01/17 (b)(f)(g)                       A-1+               --                    1,600                   1,600,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Rosecrance Inc. Project);
    Series 2003, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 10/01/24 (b)(f)                          A-1+               --                    2,925                   2,925,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Teachers Academy for Math);
    Series 2001, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 02/01/21 (b)(f)                           --              VMIG-1                  2,975                   2,975,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
    Authority (Uhlich Childrens Home Project);
    Series 2002, VRD IDR (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 10/01/33 (b)(f)                           --              VMIG-1                  1,200                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
    (West Central Illinois Educational Project);
    Series 2002, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.05%, 09/01/32 (b)(f)                           --              VMIG-1                  1,700                   1,700,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                         RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Illinois (State of) Development Finance
    Authority (World Communications Inc.);
    Series 2000, VRD RB (LOC-LaSalle Bank N.A.)
    4.04%, 08/01/15 (b)(f)                           --              VMIG-1     $            1,000       $           1,000,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Arts Club of Chicago);
    Series 1996, VRD RB
    (LOC-Northern Trust Co.)
    4.04%, 01/01/26 (b)(f)                          A-1+               --                    8,000                   8,000,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Aurora University); Series
    2002, RB (LOC-Fifth Third Bank)
    4.04%, 03/01/32 (b)(f)                           --              VMIG-1                  4,900                   4,900,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Chicago Childrens Museum);
    Series 1994, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 02/01/28 (b)(f)                           A-1             VMIG-1                  1,200                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Dominican University); Series
    2000 B, VRD RB (LOC-Allied Irish Banks PLC)
    4.04%, 10/01/30 (b)(c)(f)                        --              VMIG-1                 11,000                  11,000,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Elmhurst College); Series
    2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
    4.04%, 03/01/33 (b)(f)                           --              VMIG-1                  2,100                   2,100,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Field Museum of National
    History); Series 1998, VRD RB (LOC-Bank of
    America, N.A.)
    4.00%, 11/01/32 (b)(f)                          A-1+               --                    3,950                   3,950,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (Lake County Family YMCA);
    Series 2000, VRD RB (LOC-Harris N.A.)
    4.04%, 11/01/30 (b)(f)                          A-1+               --                    1,100                   1,100,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Illinois (State of) Educational Facilities
    Authority (Museum of Science & Industry);
    Series 1992, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 10/01/26 (b)(f)                           --              VMIG-1     $            3,250       $           3,250,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority (National Louis University);
    Series 1999 A
    VRD RB (LOC-JPMorgan Chase Bank, N.A.)
    3.99%, 06/01/29(b)(f)                           A-1+               --                    5,600                   5,600,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1999 B
    VRD RB (LOC-JPMorgan Chase Bank, N.A.)
    4.05%, 06/01/29(b)(f)                           A-1+               --                    1,600                   1,600,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
    Authority; Series 1998
    Pooled Financing VRD RB (LOC-Bank of
    America, N.A.)
    4.02%, 03/01/28(b)(f)                           A-1+               --                    1,565                   1,565,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2006
    Pooled Financing Commercial Paper Notes
    (LOC-Northern Trust Co.)
    3.45%, 07/18/06(b)                              A-1+               --                   10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
    3.53%, 08/08/06(b)                              A-1+               --                   16,200                  16,200,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
    (Benedictine University Project); Series
    2006, VRD RB (LOC-National City Bank of
    the Midwest)
    3.99%, 03/01/26 (b)(f)                          A-1               --                    6,500                   6,500,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin School
    Project); Series 2005 A, Refunding VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.00%, 08/01/28 (b)(f)                           --              VMIG-1                  9,100                   9,100,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
    Alliance Project); Series 2005, VRD RB
    (LOC-M&I Marshall & Ilsley Bank)
    3.99%, 02/15/35 (b)(f)                           --              VMIG-1                 14,000                  14,000,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
    (North Park University Project); Series
    2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
    4.03%, 07/01/35 (b)(f)                          A-1+               --                    1,900                   1,900,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Illinois (State of) Finance Authority (Search
    Development Center Inc. Project); Series
    2004, VRD RB (LOC-JPMorgan Chase Bank,
    N.A.)
    4.04%, 06/01/24 (b)(f)                           --              VMIG-1     $            5,075       $           5,075,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
    (Sunshine Through Golf Foundation
    Project); Series 2004 A, VRD RB
    (LOC-LaSalle Bank N.A.)
    4.00%, 11/01/24 (b)(f)                           A-1               --                    2,100                   2,100,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
    (YMCA of Metropolitan Chicago Project);
    Series 2004, VRD RB (LOC-Harris N.A.)
    4.00%, 06/01/34 (b)(f)                           --              VMIG-1                  2,000                   2,000,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority (Bensenville Home Society);
    Series 1989 A, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    3.99%, 02/15/19 (b)(f)                          A-1+               --                      900                     900,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority (Cradle Society Project); Series
    1998, VRD RB (LOC-JPMorgan Chase Bank,
    N.A.)
    4.04%, 04/01/33 (b)(f)                          A-1+               --                    1,200                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority (Northwestern Memorial
    Hospital); Series 1995, VRD RB
    4.00%, 08/15/25 (f)                             A-1+             VMIG-1                 22,235                  22,235,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority (OSF Healthcare Systems); Series
    2002, VRD RB (LOC-Fifth Third Bank)
    3.99%, 11/15/27 (b)(l)                          A-1+             VMIG-1                 18,430                  18,430,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority (Park Plaza Center); Series
    1996, Multi-Family VRD RB (LOC-LaSalle
    Bank N.A.)
    4.04%, 09/15/20 (b)(f)                           A-1               --                    7,600                   7,600,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority (Peace Memorial Ministry);
    Series 2003 B, VRD RB (LOC-LaSalle Bank
    N.A.)
    4.00%, 08/15/33 (b)(f)                           A-1               --                    7,675                   7,675,000
------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
    Authority;
    Series 1985 C

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

    Revolving Fund Pooled VRD RB (LOC-JPMorgan
    Chase Bank, N.A.)
    4.00%, 08/01/15(b)(f)                           A-1+             VMIG-1     $            2,000       $           2,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1985 D
    Revolving Fund Pooled VRD RB (LOC-JPMorgan
    Chase Bank, N.A.)
    4.00%, 08/01/15(b)(f)                           A-1+             VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
    District); Series 2005-974, VRD Limited
    Tax GO
    (Acquired 07/06/05; Cost $1,095,000)
    4.01%, 01/01/13 (f)(g)(h)                       A-1                --                    1,095                   1,095,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
    Toll Highway Authority); Series 2006-1354,
    VRD RB
    (Acquired 06/07/06; Cost $6,700,000)
    4.01%, 01/01/14 (f)(g)(h)                       A-1+               --                    6,700                   6,700,000
------------------------------------------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
    Project); Series 2000, Multi-Family
    Housing VRD RB (CEP-Federal National
    Mortgage Association)
    3.99%, 12/15/30 (f)                             A-1+               --                   14,855                  14,855,000
------------------------------------------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew Society);
    Series 1996 A VRD RB (LOC-Northern Trust Co.)
    4.07%, 12/01/21(b)(f)                           A-1+               --                    5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1996 B VRD RB (LOC-Northern Trust Co.)
    4.07%, 12/01/21(b)(f)                           A-1+               --                    1,700                   1,700,000
------------------------------------------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
    Project (Monmouth College); Series 2005,
    VRD IDR (LOC-Allied Irish Banks PLC)
    4.00%, 06/01/35 (b)(c)(f)                        --              VMIG-1                  6,185                   6,185,000
------------------------------------------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
    Series 2004, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.04%, 11/15/33 (b)(f)                          A-1+             VMIG-1                  4,520                   4,520,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
    Action Water Agency); Series 2003-B18, VRD
    RB
    (Acquired 02/19/03; Cost $9,695,000)
    4.01%, 05/01/20 (f)(g)(h)                        --              VMIG-1                  9,695                   9,695,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-9

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                    PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

Wachovia MERLOTs (Chicago (City of) Board of
    Education); Series 2000-A4, VRD Unlimited
    Tax GO
    (Acquired 11/12/03; Cost $4,845,000)
    3.35%, 12/01/21 (g)(h)(n)                        --              VMIG-1     $            4,845       $           4,845,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
    2000-A12, VRD Limited Tax GO
    (Acquired 10/13/00; Cost $12,200,000)
    4.01%, 01/01/23 (f)(g)(h)                        --              VMIG-1                 12,200                  12,200,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of) Regional
    Transportation Authority); Series
    2002-A41, VRD Unlimited Tax GO
    (Acquired 07/25/02; Cost $17,610,000)
    4.01%, 06/01/17 (f)(g)(h)                        --              VMIG-1                 17,610                  17,610,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
    2003-B11, VRD Unlimited Tax GO
    (Acquired 01/29/03; Cost $10,565,000)
    4.01%, 11/15/25 (f)(g)(h)                        --              VMIG-1                 10,565                  10,565,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
    Series 2000 S, VRD GO (Acquired
    03/20/00; Cost $14,400,000)
    4.01%, 04/01/30 (f)(g)(h)                        --              VMIG-1                 14,400                  14,400,000
------------------------------------------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
    Series 2005, VRD RB (LOC-Fifth Third Bank)
    4.04%, 12/01/25 (b)(f)                           --              VMIG-1                 10,600                  10,600,000
==============================================================================================================================
                                                                                                                   505,540,000
==============================================================================================================================

INDIANA--4.83%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
    (City of) Public Improvement Bond Bank
    Waterworks); Series 2002-7, Non-AMT VRD RB
    (Acquired 11/17/05; Cost $5,000,000)
    4.01%, 07/01/10 (f)(g)(h)                        --              VMIG-1                  5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne (Township
    of), Marion (County of) School Building
    Corp.); Series 2003-27, Multi-State
    Non-AMT VRD RB
    (Acquired 11/12/03; Cost $13,795,000)
    4.00%, 07/15/11 (f)(g)(h)                        --              VMIG-1                 13,795                  13,795,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
INDIANA--(CONTINUED)

ABN AMRO Munitops Trust (Wayne (Township of),
    Marion (County of) School Building
    Corp.) Series 2003-32, Multi-State
    Non-AMT VRD RB Ctfs.
    (Acquired 01/31/06; Cost $8,000,000)
    4.00%, 01/15/12 (f)(g)(h)(i)                     --                --       $            8,000       $           8,000,000
------------------------------------------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
    Authority (Sisters of St. Francis
    Project); Series 1998, VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.04%, 12/01/18 (b)(f)                          A-1+               --                      960                     960,000
------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank;
    Series 2006 A
    Advanced Funding Program RB (LOC-Bank of
    New York)
    4.50%, 02/01/07                                 SP-1+             MIG-1                  9,290                   9,351,918
------------------------------------------------------------------------------------------------------------------------------
    Midyear Funding Program RN
    4.50%, 02/02/07                                 SP-1+              --                   19,355                  19,452,952
------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
    Authority (Indiana Historical Society,
    Inc. Project); Series 1996, Educational
    Facilities VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    (Acquired 07/25/05; Cost $3,410,000)
    4.00%, 08/01/31 (b)(f)(g)                       A-1+               --                    3,410                   3,410,000
------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
    Authority (Indianapolis Museum of Art);
    Series 2002
    Educational Facilities Historical VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.00%, 02/01/37(b)(f)                            --              VMIG-1                  3,700                   3,700,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2004
    VRD RB (LOC-JPMorgan Chase Bank, N.A.)
    4.00%, 02/01/39(b)(f)                            --              VMIG-1                 38,400                  38,400,000
------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
    Authority (Wabash College Project); Series
    2003, VRD RB (LOC-JPMorgan Chase Bank,
    N.A.)
    4.00%, 12/01/23 (b)(f)                           --              VMIG-1                  2,655                   2,655,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-10

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
INDIANA--(CONTINUED)

Indiana (State of) Health Facilities Financing
    Authority (Clark Memorial Hospital);
    Series 2004 A, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.05%, 04/01/24 (b)(f)                           --              VMIG-1     $            3,000       $           3,000,000
------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
    Authority (Community Hospitals Project);
    Series 1997 A, VRD RB (LOC-JPMorgan Chase
    Bank, N.A.)
    4.05%, 07/01/27 (b)(f)                          A-1+               --                   15,000                  15,000,000
------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
    Financing Authority (Golden Years
    Homestead); Series 2002 A, VRD RB
    (LOC-Wells Fargo Bank, N.A.)
    3.97%, 06/01/25 (b)(f)                          A-1+               --                    6,500                   6,500,000
------------------------------------------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
    M, University RB
    6.00%, 07/01/06 (o)(p)                           --              VMIG-1                  1,950                   1,969,500
------------------------------------------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
    Authority (Holy Cross Village Project);
    Series 2006 D, VRD RB (LOC-Allied Irish
    Banks PLC)
    4.00%, 05/15/39 (b)(c)(f)(i)                     --                --                    8,000                   8,000,000
------------------------------------------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
    Project); Series 2005, VRD RB (LOC-Regions
    Bank)
    4.00%, 11/01/30 (b)(f)(i)                        --                --                    6,475                   6,475,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
    Building Corp.); Series 2001-A58, VRD RB
    (Acquired 11/12/03; Cost $9,395,000)
    3.35%, 07/10/21 (g)(h)(n)                        --              VMIG-1                  9,395                   9,395,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of) and
    Marion (County of) School Building Corp.);
    Series 2006 D-02, RB
    (Acquired 02/23/06; Cost $4,710,000)
    4.01%, 07/15/24 (f)(g)(h)                       A-1+               --                    4,710                   4,710,000
==============================================================================================================================
                                                                                                                   159,774,370
==============================================================================================================================

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S              (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
IOWA--0.51%

Iowa (State of) Finance Authority (Holy Family
    Catholic Schools); Series 2006, Educational
    Facility VRD RB (LOC-Allied Irish Banks
    PLC)
    4.09%, 03/01/36 (b)(c)(l)                       A-1+               --       $            4,000       $           4,000,000
------------------------------------------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority (Morningside
    College Project); Series 2002, Private
    College Facility VRD RB (LOC-U.S. Bank,
    N.A.)
    4.01%, 10/01/32 (b)(f)                          A-1+               --                    2,055                   2,055,000
------------------------------------------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
    Authority (Graceland Private College);
    Series 2003, VRD RB (LOC-Bank of America,
    N.A.)
    4.05%, 02/01/33 (b)(f)                           --              VMIG-1                  5,820                   5,820,000
------------------------------------------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
    Authority; Series 1985, Educational Loan
    Private College Facility ACES VRD
    (INS-MBIA Insurance Corp.)
    4.04%, 12/01/15 (e)(f)                          A-1+             VMIG-1                  5,100                   5,100,000
==============================================================================================================================
                                                                                                                    16,975,000
==============================================================================================================================

KANSAS--0.62%

Eagle Tax-Exempt Trust (Wyandotte (County of)
    Unified Government Utility System); Series
    2004-0038 A, VRD COP
    (Acquired 09/08/04; Cost $5,000,000)
    4.02%, 09/01/21 (f)(g)(h)                       A-1+               --                    5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
    (Lakeview Village); Series 1997 A, VRD RB
    (LOC-LaSalle Bank N.A.)
    4.00%, 05/15/26 (b)(f)                           A-1               --                    9,160                   9,160,000
------------------------------------------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
    (YMCA of Greater Kansas City Project);
    Series 2002 B, VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 11/01/18 (b)(f)                           --              VMIG-1                  3,215                   3,215,000
------------------------------------------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
    of Wichita Project); Series 1998
    XI, VRD IDR PCR (LOC-Bank of America, N.A.)
    (Acquired 03/10/06; Cost $3,300,000)
    4.05%, 08/01/09 (b)(f)(g)                       A-1+               --                    3,300                   3,300,000
==============================================================================================================================
                                                                                                                    20,675,000
==============================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-11

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.88%

Eagle Tax-Exempt Trust (Louisville & Jefferson
    (Counties of) Metropolitan Sewer
    District); Series 2006-0053 A, VRD RB
    (Acquired 03/22/06; Cost $14,335,000)
    4.02%, 05/15/33 (f)(g)(h)                       A-1+               --       $           14,335       $          14,335,000
------------------------------------------------------------------------------------------------------------------------------
Ewing (City of) Kentucky Area Development
    District Financing Trust (Lease
    Acquisition Program); Series 2000, Lease
    Acquisition Program VRD RB (LOC-Wachovia
    Bank, N.A.)
    4.08%, 06/01/33 (b)(f)(q)                       A-1+               --                      200                     200,000
------------------------------------------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
    (Franciscan Eldercare Service); Series
    2001, VRD RB (LOC-LaSalle Bank N.A.)
    3.99%, 05/15/30 (b)(f)                           A-1               --                    3,780                   3,780,000
------------------------------------------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
    Commission; Series 2006, TRAN
    4.50%, 06/28/07                                 SP-1+             MIG-1                 14,900                  15,013,389
------------------------------------------------------------------------------------------------------------------------------
Kentucky (State of) Public Energy Authority
    (Kentucky Inc.); Series 2006 A, VRD RB
    4.06%, 08/01/16 (c)(l)                          A-1+             VMIG-1                 20,000                  20,000,000
------------------------------------------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
    Corp.; Series 2001 A, VRD RB (INS-Ambac
    Assurance Corp.)
    4.00%, 10/01/21 (e)(f)                          A-1+               --                    3,000                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
    Funding Trust; Series 2002, Lease
    Program VRD RB (LOC-U.S. Bank, N.A.)
    3.99%, 04/01/32 (b)(f)(q)                        --              VMIG-1                  5,758                   5,758,000
==============================================================================================================================
                                                                                                                    62,086,389
==============================================================================================================================

MAINE--0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
    Authority); Series 2004-546, Turnpike VRD
    RB
    (Acquired 10/28/04; Cost $1,785,000)
    4.01%, 07/01/12 (f)(g)(h)                        --              VMIG-1                  1,785                   1,785,000
------------------------------------------------------------------------------------------------------------------------------

MARYLAND--1.07%

Baltimore (County of) (Blue Circle Inc.
    Project); Series 1992, Economic
    Development VRD RB (LOC-BNP Paribas)
    4.04%, 12/01/17 (b)(c)(f)                        --              VMIG-1                  7,900                   7,900,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
MARYLAND--(CONTINUED)

Frederick (County of) Retirement Community
    (Buckingham's Choice Inc. Project); Series
    1997 C, VRD RB (LOC-Branch Banking & Trust
    Co.)
    4.00%, 01/01/27 (b)(f)                          A-1+             VMIG-1     $            6,000       $           6,000,000
------------------------------------------------------------------------------------------------------------------------------
Howard (County of) Economic Development
    (Norbel School Inc. Project); Series 2001,
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 02/01/28 (b)(f)                           --              VMIG-1                  4,785                   4,785,000
------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
    (Prologue Inc. Project); Series 2005,
    Economic Development VRD RB (LOC-Bank of
    America, N.A.)
    4.02%, 06/01/31 (b)(f)                           --              VMIG-1                  3,500                   3,500,000
------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
    (YMCA of Central Maryland Inc. Project);
    Series 2003
    Economic Development VRD RB (LOC-Branch
    Banking & Trust Co.)
    4.01%, 04/01/28(b)(f)                            --              VMIG-1                  3,200                   3,200,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2006
    Economic Development VRD RB (LOC-Branch
    Banking & Trust Co.)
    4.01%, 04/01/31(b)(f)                            --              VMIG-1                  1,950                   1,950,000
------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
    Educational Facilities Authority (Glen
    Meadows Retirement); Series 1999 A, VRD RB
    (LOC-Wachovia Bank, N.A.)
    4.03%, 07/01/29 (b)(f)                          A-1+               --                    2,000                   2,000,000
------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
    Financing Authority (Baltimore
    International College Facility); Series
    2005, Economic VRD RB (LOC-Branch Banking
    & Trust Co.)
    4.01%, 11/01/30 (b)(f)                           --              VMIG-1                  4,995                   4,995,000
------------------------------------------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
    Project); Series 1994, Refunding Economic
    Development VRD RB (LOC-Deutsche Bank A.G.)
    3.75%, 12/01/09 (b)(c)(m)                        A-1               --                    1,145                   1,145,000
==============================================================================================================================
                                                                                                                    35,475,000
==============================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-12

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S              (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.10%

Massachusetts (State of) Health & Educational
    Facilities Authority (Partners Healthcare
    System); Series 2005-F3, VRD RB
    3.98%, 07/01/40 (f)                             A-1+             VMIG-1     $           15,000       $          15,000,000
------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance Agency;
    Series 2003 F, VRD RB
    (INS-Financial Security Assurance Inc.)
    3.96%, 12/01/37 (e)(f)                          A-1+             VMIG-1                 21,400                  21,400,000
==============================================================================================================================
                                                                                                                    36,400,000
==============================================================================================================================

MICHIGAN--2.57%

ABN AMRO Munitops Ctfs. Trust (Michigan (State
    of) Building Authority); Series 2003-35,
    Non-AMT VRD RB
    (Acquired 09/29/05; Cost $10,595,000)
    4.01%, 10/15/11 (f)(g)(h)                        --              VMIG-1                 10,595                  10,595,000
------------------------------------------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance Authority
    (Sisters Charity of St. Joseph); Series
    1988 B, Health Care System VRD RB
    (INS-MBIA Insurance Corp.)
    3.65%, 05/01/18 (e)(m)                          A-1+             VMIG-1                  1,200                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
    (Waterfront Reclamation); Series 1999 C,
    VRD RB (LOC-National City Bank of the
    Midwest)
    4.05%, 05/01/09 (b)(f)                           A-1               P-1                   1,005                   1,005,000
------------------------------------------------------------------------------------------------------------------------------
Detroit (City of) Sewage Disposal; Series 2001
    C-1, Refunding Sr. Lien VRD RB
    (INS-Financial Security Assurance Inc.)
    3.98%, 07/01/27 (e)(f)                          A-1+             VMIG-1                  5,600                   5,600,000
------------------------------------------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, TAN Limited
    Tax GO (LOC-Bank of Nova Scotia)
    4.50%, 03/01/07 (b)(c)                          SP-1+              --                    4,000                   4,019,826
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
    District); Series 2002-6014 A, VRD
    Unlimited Tax GO
    (Acquired 11/06/02; Cost $14,305,000)
    4.02%, 05/01/32 (f)(g)(h)                       A-1+               --                   14,305                  14,305,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

Kent (County of) Hospital Finance Authority
    (Metropolitan Hospital Project); Series
    2005 B, Refunding VRD RB (LOC-ABN AMRO
    Bank N.V.)
    4.01%, 07/01/40 (b)(c)(f)                        A-1               --       $            2,700       $           2,700,000
------------------------------------------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance Authority
    (Marquette General Hospital Group);
    Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.)
    4.05%, 07/01/09 (b)(f)                          A-1+               --                      945                     945,000
------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
    (JAS Non-Profit Housing Corp. VI); Series 2000,
    Limited Obligation VRD RB (LOC-JPMorgan
    Chase Bank, N.A.)
    4.05%, 06/01/25 (b)(f)                          A-1+               --                    1,050                   1,050,000
------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
    Research Institute Project); Series 1997
    Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
    4.00%, 11/01/27(b)(f)                            A-1               --                    4,500                   4,500,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2001
    Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
    4.00%, 12/01/21(b)(f)                            A-1               --                    1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
    Metropolitan Detroit Project); Series
    2001, VRD RB (LOC-JPMorgan Chase Bank,
    N.A.)
    4.02%, 05/01/31 (b)(f)                          A-1+               --                      700                     700,000
------------------------------------------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
    (Rochester College Project); Series 2001,
    VRD Limited Obligation RB (LOC-JPMorgan
    Chase Bank, N.A.)
    4.05%, 08/01/21 (b)(f)(q)                        --              VMIG-1                  5,877                   5,877,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
    Supply System); Series 2000 D, VRD RB
    (Acquired 01/21/00; Cost $10,000,000)
    4.01%, 07/01/29 (f)(g)(h)                        --              VMIG-1                 10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-13

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                    PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

Wachovia MERLOTs (Michigan (State of) Hospital
    Finance Authority); Series 1997 X, VRD RB
    (Acquired 12/12/03; Cost $15,000,000)
    4.01%, 08/15/24 (f)(g)(h)                        --              VMIG-1     $           15,000       $          15,000,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
    Line); Series 2006-B02, VRD RB
    (Acquired 06/30/06; Cost $6,500,000)
    4.01%, 11/01/21 (f)(g)(h)                       A-1+               --                    6,500                   6,500,000
==============================================================================================================================
                                                                                                                    84,996,826
==============================================================================================================================

MINNESOTA--3.24%

Brooklyn (City of) Center (Brookdale Corp. II
    Project); Series 2001, Refunding VRD RB
    (LOC-U.S. Bank, N.A.)
    4.09%, 12/01/14 (b)(l)                          A-1+               --                    1,900                   1,900,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Minnesota (State of) Public
    Facilities Authority); Series 2002-319,
    VRD Drinking Water COP
    (Acquired 07/31/03; Cost $13,935,000)
    4.01%, 03/01/21 (f)(g)(h)                        AAA               NRR                  13,935                  13,935,000
------------------------------------------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
    Facilities Authority (University of St.
    Thomas); Series 2004 Five-Z, VRD RB
    (LOC-LaSalle Bank N.A.)
    4.00%, 10/01/29 (b)(f)                           --              VMIG-1                  9,400                   9,400,000
------------------------------------------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
    (Mayo Foundation); Series 2000 A
    Adjustable Tender Commercial Paper Notes
    3.60%, 07/10/06                                 A-1+               --                   16,000                  16,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2000 B
    Adjustable Tender Commercial Paper Notes
    3.55%, 07/12/06                                 A-1+               --                   21,500                  21,500,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2001 D
    Adjustable Tender Commercial Paper Notes
    3.60%, 07/10/06                                 A-1+             VMIG-1                 25,500                  25,500,000
------------------------------------------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
    Authority (Northwestern College Project);
    Series 2002, VRD RB (LOC-M&I Marshall &
    Ilsley Bank)
    4.09%, 11/01/22 (b)(l)                           --              VMIG-1                  1,555                   1,555,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--(CONTINUED)

St. Paul (City of) Housing & Redevelopment
    Authority (Science Museum of Minnesota);
    Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
    4.00%, 05/01/27 (b)(f)                           --              VMIG-1     $           17,560       $          17,560,000
==============================================================================================================================
                                                                                                                   107,350,000
==============================================================================================================================

MISSISSIPPI--0.51%

ABN AMRO Munitops Ctfs. Trust (Mississippi
    (State of) Development Board-Jackson
    Water & Sewer); Series 2002-22,
    Multi-State Non-AMT VRD Ctfs.
    (Acquired 09/10/03; Cost $9,995,000)
    4.01%, 09/01/10 (f)(g)(h)                        --              VMIG-1                  9,995                   9,995,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Mississippi (State
    of)); Series 2002-6018 A, VRD Unlimited
    Tax COP (Acquired 11/20/02; Cost $3,200,000)
    4.02%, 11/01/22 (f)(g)(h)                       A-1+               --                    3,200                   3,200,000
------------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
    (St. Andrew Episcopal Day Project); Series
    2003, VRD RB (LOC-Allied Irish Banks PLC)
    4.01%, 07/01/25 (b)(c)(f)                        --              VMIG-1                  3,675                   3,675,000
==============================================================================================================================
                                                                                                                    16,870,000
==============================================================================================================================

MISSOURI--2.38%

210 Highway Transportation Development
    District (The) (Missouri 210 Highway
    Improvement Project); Series 1999 A,
    Improvement RB (LOC-U.S. Bank, N.A.)
    4.80%, 07/15/06 (b)                              AA                A1                    2,005                   2,005,905
------------------------------------------------------------------------------------------------------------------------------
Curators University of Missouri (Capital
    Projects); Series 2006 FY, RAN
    4.50%, 06/29/07                                 SP-1+             MIG-1                 10,000                  10,076,400
------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
    (Center of Creative Arts Project); Series
    2004, Cultural Facilities VRD RB
    (LOC-National City Bank of the Midwest)
    4.00%, 07/01/24 (b)(f)                           --              VMIG-1                  1,800                   1,800,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-14

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
MISSOURI--(CONTINUED)

Missouri (State of) Development Finance Board;
    Series 2003
    VRD RB (LOC-U.S. Bank, N.A.)
    4.09%, 06/01/33(b)(l)                            --              VMIG-1     $           12,000       $          12,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2006
    Commercial Paper (LOC-U.S. Bank, N.A.)
    3.37%, 07/06/06(b)                               --                P-1                  38,858                  38,858,000
------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
    Facilities Authority (Bethesda Health
    Group); Series 2006, VRD RB (LOC-U.S.
    Bank, N.A.)
    4.09%, 08/01/37 (b)(l)                           --              VMIG-1                  4,995                   4,995,000
------------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
    Facilities Authority (Washington
    University Project); Series 1985 B, VRD RB
    4.04%, 09/01/10 (f)                             A-1+             VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
    Authority (Southern Platte County Athletic
    Assoc. Inc.); Series 2005 A, Recreational
    Facilities VRD IDR (LOC-Bank of America,
    N.A.)
    4.07%, 10/01/25 (b)(f)                           --              VMIG-1                  2,140                   2,140,000
------------------------------------------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
    Authority (Westport Station Apartments);
    Series 2006, Refunding Multi-Family
    Housing VRD RB (CEP-Federal National
    Mortgage Association)
    4.02%, 04/15/27 (f)                             A-1+               --                    4,970                   4,970,000
------------------------------------------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
    Authority (Whitfield School Inc.); Series
    2004 B, Educational Facilities Refunding
    VRD IDR (LOC-U.S. Bank, N.A.)
    3.99%, 06/15/24 (b)(f)                          A-1+               --                    1,100                   1,100,000
==============================================================================================================================
                                                                                                                    78,945,305
==============================================================================================================================

MONTANA--0.27%

Montana (State of) Facility Finance Authority
    (Mission Ridge Project); Series 2002, VRD
    RB (LOC-LaSalle Bank N.A.)
    3.99%, 08/01/27 (b)(f)(i)(q)                     --                --                    8,830                   8,830,000
==============================================================================================================================

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--3.07%

Lancaster (County of) Hospital Authority No. 1
    (Bryan Leigh Medical Center Project);
    Series 2002, Hospital VRD RB (INS-Ambac
    Assurance Corp.)
    4.04%, 06/01/18 (e)(l)                           --              VMIG-1     $            7,345       $           7,345,000
------------------------------------------------------------------------------------------------------------------------------
Nebhelp Inc.;
    Series 1985 A
    Multi-Mode VRD RB (INS-MBIA Insurance Corp.)
    4.05%, 12/01/15(e)(f)                           A-1+             VMIG-1                 32,475                  32,475,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1985 B
    Multi-Mode VRD RB (INS-MBIA Insurance Corp.)
    4.05%, 12/01/15(e)(f)                           A-1+             VMIG-1                  3,590                   3,590,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1985 C
    Multi-Mode VRD RB (INS-MBIA Insurance Corp.)
    4.05%, 12/01/15(e)(f)                           A-1+             VMIG-1                 20,000                  20,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1985 D
    Multi-Mode VRD RB (INS-MBIA Insurance Corp.)
    4.05%, 12/01/15(e)(f)                           A-1+             VMIG-1                  5,865                   5,865,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1985 E
    Multi-Mode VRD RB (INS-MBIA Insurance Corp.)
    4.05%, 12/01/15(e)(f)                           A-1+             VMIG-1                 28,635                  28,635,000
------------------------------------------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
    Authority (Concordia University Project);
    Series 2005, VRD RB (LOC-Fifth Third Bank)
    4.12%, 12/15/35 (b)(l)                          A-1+               --                    3,850                   3,850,000
==============================================================================================================================
                                                                                                                   101,760,000
==============================================================================================================================

NEVADA--0.39%

ABN AMRO Munitops Ctfs. Trust (Henderson N.V.)
    Series 2004-43, Multi-State Non-AMT VRD GO
    Ctfs.
    (Acquired 06/22/06; Cost $6,500,000)
    4.02%, 12/01/12 (f)(g)(h)                        --              VMIG-1                  6,500                   6,500,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
    of)); Series 2001-24, Refunding VRD
    Limited Tax Single Asset Trust Ctfs.
    (Acquired 06/21/01; Cost $6,500,000)
    4.02%, 07/01/09 (f)(g)(h)                        --              VMIG-1                  6,500                   6,500,000
==============================================================================================================================
                                                                                                                    13,000,000
==============================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-15

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.64%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
    (New Hampshire (State of) Higher
    Educational & Health Facilities Authority);
    Series 2003-772
    Refunding VRD RB
    (Acquired 01/22/03; Cost $5,186,500)
    4.01%, 01/01/17(f)(g)(h)                         A-1               --       $            5,187       $           5,186,500
------------------------------------------------------------------------------------------------------------------------------
    Series 2003-866
    Refunding VRD RB
    (Acquired 10/23/03; Cost $7,185,000)
    4.01%, 08/15/21(f)(g)(h)                         A-1               --                    7,185                   7,185,000
------------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
    Facilities Authority (Antioch University
    Issue); Series 2004, Refunding Educational
    Facilities VRD RB (LOC-National City Bank)
    3.99%, 12/01/24 (b)(f)                           A-1               --                    4,175                   4,175,000
------------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
    Facilities Authority (Southern New
    Hampshire Medical Center); Series
    2001-866, VRD RB (LOC-Bank of America,
    N.A.)
    4.03%, 10/01/30 (b)(f)                           --              VMIG-1                  4,600                   4,600,000
==============================================================================================================================
                                                                                                                    21,146,500
==============================================================================================================================

NEW MEXICO--0.64%

Bernalillo (County of); Series 2006, Unlimited
    Tax TRAN GO
    4.50%, 06/29/07                                  --               MIG-1                 15,000                  15,114,383
------------------------------------------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
    (University of New Mexico Health
    Sciences Center Project); Series 2004 B,
    VRD Cigarette Tax RB (INS-MBIA
    Insurance Corp.)
    4.00%, 04/01/19 (e)(f)                          A-1+             VMIG-1                  4,200                   4,200,000
------------------------------------------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
    Council (Dialysis Clinic, Inc. Project);
    Series 2000, VRD RB (LOC-SunTrust Bank)
    4.04%, 07/01/25 (b)(f)                           --              VMIG-1                  2,000                   2,000,000
==============================================================================================================================
                                                                                                                    21,314,383
==============================================================================================================================

                                                                                      PRINCIPAL
                                                         RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--1.29%

ABN AMRO Munitops Ctfs. Trust (Triborough
    Bridge & Tunnel Authority); Series
    2002-31, Non-AMT VRD Ctfs.
    (Acquired 03/24/06; Cost $16,000,000)
    4.00%, 11/15/10 (f)(g)(h)                        --              VMIG-1     $           16,000       $          16,000,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (City of)
    Thruway Authority); Series 2006-0111 A,
    VRD RB
    (Acquired 05/03/06; Cost $12,000,000)
    4.02%, 01/01/32 (f)(g)(h)                       A-1+               --                   12,000                  12,000,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of));
    Series 2006-1318, Unlimited Tax VRD GO
    (Acquired 05/03/06; Cost $1,500,000)
    4.01%, 06/01/13 (f)(g)(h)                       A-1+               --                    1,500                   1,500,000
------------------------------------------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3,
    Unlimited Tax GO (LOC-Bank of America, N.A.)
    3.96%, 08/01/34 (b)(f)                          A-1+             VMIG-1                 13,270                  13,270,000
==============================================================================================================================
                                                                                                                    42,770,000
==============================================================================================================================
NORTH CAROLINA--3.99%

Charlotte (City of);
    Series 2005
    Commercial Paper BAN
    3.32%, 10/05/06                                 A-1+               --                   10,200                  10,200,000
------------------------------------------------------------------------------------------------------------------------------
    3.63%, 12/18/06                                 A-1+               --                    7,600                   7,600,000
------------------------------------------------------------------------------------------------------------------------------
    3.70%, 02/01/07                                 A-1+               --                    9,100                   9,100,000
------------------------------------------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
    Pollution Control Financing Authority
    (YWCA Winston); Series 2005, Recreational
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 12/01/30 (b)(f)                           --              VMIG-1                  2,750                   2,750,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
    Finance Agency (Barton College); Series 2004,
    Educational Facilities VRD RB (LOC-Branch
    Banking & Trust Co.)
    4.01%, 07/01/19 (b)(f)                           --              VMIG-1                  5,065                   5,065,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
    Finance Agency (Canterbury School
    Project); Series 2002, Educational
    Facilities VRD RB (LOC-Branch Banking &
    Trust Co.)
    4.01%, 08/01/22 (b)(f)                           --              VMIG-1                  1,580                   1,580,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-16

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--(CONTINUED)

North Carolina (State of) Capital Facilities
    Finance Agency (Forsyth Country Day
    School); Series 2005, Educational
    Facilities VRD RB (LOC-Branch Banking &
    Trust Co.)
    4.01%, 12/01/31 (b)(f)                           --              VMIG-1     $            2,600       $           2,600,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
    Finance Agency (Guilford College);
    Series 2005 B, Educational Facilities
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 09/01/35 (b)(f)                           --              VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
    Finance Agency (Salem Academy & College
    Project); Series 2005, Educational
    Facilities VRD RB (LOC-Branch Banking &
    Trust Co.)
    4.01%, 08/01/30 (b)(f)                           --              VMIG-1                  2,260                   2,260,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission (Carolina Meadows Inc.
    Project); Series 2004, Health Care
    Facilities VRD (LOC-Allied Irish Banks PLC)
    3.99%, 12/01/34 (b)(c)(f)                        --              VMIG-1                  5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission (Moses Cone Health System);
    Series 2004 A, Hospital VRD RB
    3.96%, 10/01/35 (f)                             A-1+               --                   18,000                  18,000,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission (Person Memorial Hospital);
    Series 2005, Health Care Facilities
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 01/01/35 (b)(f)                           --              VMIG-1                  2,500                   2,500,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission (Pooled Equipment Financing
    Project); Series 1985, Hospital
    VRD ACES (INS-MBIA Insurance Corp.)
    3.95%, 12/01/25 (e)(f)                           A-1             VMIG-1                  8,500                   8,500,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission (Southeastern Regional Medical
    Center); Series 2005, Hospital
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 06/01/37 (b)(f)                           --              VMIG-1                  3,000                   3,000,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--(CONTINUED)

North Carolina (State of) Medical Care
    Commission (Westcare Health System);
    Series 2002 A, Hospital VRD RB (LOC-Branch
    Banking & Trust Co.)
    4.01%, 09/01/22 (b)(f)                           --              VMIG-1     $            9,565       $           9,565,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission Retirement Facilities (First
    Mortgage United Methodist);
    Series 2005 B
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 10/01/08(b)(f)                            --              VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
    4.01%, 10/01/35(b)(f)                            --              VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
    Commission; Series 2004 C, Health Care
    Facilities Refunding 1st Mortgage VRD RB
    (LOC-SunTrust Bank)
    4.01%, 11/01/27 (b)(f)                           --              VMIG-1                  4,765                   4,765,000
------------------------------------------------------------------------------------------------------------------------------
North Carolina University of Chapel Hill
    (Board of Governors); Series 2004 B,
    Commercial Paper Note
    3.65%, 07/12/06                                 A-1+               P-1                  36,614                  36,614,000
==============================================================================================================================
                                                                                                                   132,099,000
==============================================================================================================================

OHIO--2.06%

ABN AMRO Munitops Ctfs. Trust (Olentangy Local
    School District); Series 2006-04,
    Multi-State Non-AMT VRD GO Ctfs.
    (Acquired 02/16/06; Cost $2,865,000)
    4.01%, 06/01/14 (f)(g)(h)                        --              VMIG-1                  2,865                   2,865,000
------------------------------------------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
    (Regional Medical Center Project); Series
    2001, Refunding & Improvement VRD RB
    (LOC-National City Bank)
    3.99%, 12/01/21 (b)(f)                           --              VMIG-1                  9,990                   9,990,000
------------------------------------------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
    Village Project); Series 1994, Health Care
    VRD RB (LOC-National City Bank)
    4.01%, 11/01/13 (b)(f)                           --              VMIG-1                  2,835                   2,835,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-17

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
OHIO--(CONTINUED)

Cincinnati & Hamilton (County of) Economic
    Development Port Authority (Kenwood Office
    Association Project); Series 1985, VRD RB
    (LOC-Fifth Third Bank)
    4.12%, 09/01/25 (b)(l)                          A-1+               --       $            1,600       $           1,600,000
------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
    Economic Development (Carnegie/96th
    Research Building Project); Series 2003,
    VRD RB (LOC-Fifth Third Bank)
    4.00%, 01/01/33 (b)(f)                          A-1+             VMIG-1                  6,800                   6,800,000
------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
    Economic Development (Euclid/93rd Garage
    Office); Series 2003, VRD RB (LOC-Fifth
    Third Bank)
    4.00%, 01/01/34 (b)(f)                          A-1+             VMIG-1                  3,425                   3,425,000
------------------------------------------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
    (Judson Retirement Community); Series
    2000, Refunding VRD RB (LOC-National City
    Bank)
    3.99%, 11/15/19 (b)(f)                           A-1               --                      135                     135,000
------------------------------------------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
    (First Community Village); Series 2005,
    Refunding & Improvement VRD RB (LOC-KBC
    Bank N.V.)
    3.99%, 03/01/36 (b)(c)(f)                       A-1+               --                    5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
    (Presbyterian); Series 2006 B, Refunding &
    Improvement VRD RB (LOC-National City Bank)
    3.99%, 07/01/29 (b)(f)                           A-1               --                    3,800                   3,800,000
------------------------------------------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
    (Forum Health Obligation Group); Series
    2002 B, VRD RB (LOC-Fifth Third Bank)
    4.00%, 12/01/27 (b)(f)                           --              VMIG-1                  6,200                   6,200,000
------------------------------------------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
    Series 1990, Hospital Improvement VRD
    RB (LOC-JPMorgan Chase Bank, N.A.)
    3.99%, 08/01/20 (b)(f)                          A-1+               --                    1,080                   1,080,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
OHIO--(CONTINUED)

Montgomery (County of) (St. Vincent DePaul
    Society); Series 1996, Limited Obligation
    VRD RB (LOC-National City Bank)
    4.00%, 12/01/10 (b)(f)                           A-1               --       $            1,295       $           1,295,000
------------------------------------------------------------------------------------------------------------------------------
University of Toledo; Series 2002, General
    Receipts VRD RB (INS-Financial Guaranty
    Insurance Co.)
    4.04%, 06/01/32 (e)(l)                          A-1+             VMIG-1                 23,000                  23,000,000
==============================================================================================================================
                                                                                                                    68,025,000
==============================================================================================================================

OKLAHOMA--2.32%

Oklahoma (County of) Finance Authority (Oxford
    Oaks Apartments Projects); Series 2000,
    Refunding Multi-Family Housing VRD RB
    (CEP-Federal National Mortgage Association)
    3.99%, 07/15/30 (f)(q)                          A-1+               --                   20,041                  20,041,000
------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
    (Capitol Dome Project); Series
    2001, VRD RB (LOC-Bank of America, N.A.)
    4.07%, 06/01/11 (b)(f)                          A-1+               --                    2,320                   2,320,000
------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
    Series 2001
    State Loan Program VRD RB
    3.50%, 10/01/34(m)                              A-1+               --                   10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2003 A
    State Loan Program VRD RB
    3.50%, 10/01/36(m)                              A-1+               --                   10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
    Series 1995, State Loan Program VRD RB
    3.35%, 09/01/24 (m)                             A-1+               --                    6,525                   6,525,000
------------------------------------------------------------------------------------------------------------------------------
Payne (County of) Economic Development
    Authority (Oklahoma State University
    Foundation Phase III Project); Series
    2002, Student Housing VRD RB (INS-Ambac
    Assurance Corp.)
    3.99%, 07/01/32 (e)(f)                           --              VMIG-1                  9,900                   9,900,000
------------------------------------------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority; Series
    2003 A, Capital Improvements VRD RB
    3.70%, 05/15/17 (m)                             A-1+               --                   18,000                  18,000,000
==============================================================================================================================
                                                                                                                    76,786,000
==============================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-18

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
OREGON--0.29%

JPMorgan PUTTERs (Portland (City of));
    Series 2004-614, Sewer System VRD RB
    (Acquired 12/02/04; Cost $1,600,000)
    4.01%, 10/01/12 (f)(g)(h)                        --              VMIG-1     $            1,600       $           1,600,000
------------------------------------------------------------------------------------------------------------------------------
Portland (City of) (South Park Block Project);
    Series 1988, Multi-Family Housing VRD RB
    (LOC-Harris N.A.)
    3.97%, 12/01/11 (b)(f)                          A-1+               --                    7,850                   7,850,000
==============================================================================================================================
                                                                                                                     9,450,000
==============================================================================================================================

PENNSYLVANIA--4.00%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
    (State of) Public School Building
    Authority); Series 2001-30 Non-AMT VRD Ctfs.
    (Acquired 10/31/02; Cost $5,000,000)
    4.01%, 09/01/09(f)(g)(h)                         --              VMIG-1                  5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2003-24 Non-AMT VRD Ctfs.
    (Acquired 03/08/04; Cost $16,500,000)
    4.01%, 06/01/11(f)(g)(h)                         --              VMIG-1                 16,500                  16,500,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
    of) School District); Series 2003-20,
    Non-AMT VRD Ctfs.
    (Acquired 03/02/06; Cost $4,225,000)
    4.01%, 07/15/11 (f)(g)(h)(i)                     --                --                    4,225                   4,225,000
------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
    Authority (Presbyterian Health Center);
    Series 1990 B, VRD RB (INS-MBIA Insurance
    Corp.)
    4.00%, 03/01/20 (e)(f)                          A-1+             VMIG-1                  1,100                   1,100,000
------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
    Authority (Presbyterian University
    Hospital); Series 1988, Hospital
    Development VRD ACES (LOC-JPMorgan Chase
    Bank, N.A.)
    4.00%, 03/01/18 (b)(f)                           --              VMIG-1                  3,465                   3,465,000
------------------------------------------------------------------------------------------------------------------------------
Allentown (City of) Commercial & Industrial
    Development Authority (Discesse of
    Allentown); Series 1999, VRD IDR
    (LOC-Wachovia Bank, N.A.)
    4.02%, 12/01/29 (b)(l)                           --                Aa2                   5,490                   5,490,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)

Chester (County of) Health & Educational
    Facilities Authority (Kendall-Crosslands
    Community Project); Series 2003,
    Retirement Community VRD RB (LOC-Allied
    Irish Banks PLC)
    3.99%, 04/01/33 (b)(c)(f)                        A-1               --       $            2,940       $           2,940,000
------------------------------------------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
    (Wesley Affiliated Services); Series
    2005, Refunding VRD RB (LOC-KBC Bank N.V.)
    4.00%, 01/01/38 (b)(c)(f)                       A-1+               --                   16,000                  16,000,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
    Regional); Series 2001-3801, VRD COP
    (Acquired 06/04/01; Cost $8,900,000)
    4.02%, 08/01/28 (f)(g)(h)                       A-1+               --                    8,900                   8,900,000
------------------------------------------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series 2000 A,
    Pennsylvania Loan Program VRD RB
    (INS-Financial Security Assurance Inc.)
    4.00%, 03/01/30 (e)(f)                          A-1+               --                    3,075                   3,075,000
------------------------------------------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
    Authority (Chambersburg Hospital
    Obligated Group Projects); Series 2000,
    Health Care VRD IDR (INS-Ambac
    Assurance Corp.)
    4.07%, 12/01/24 (e)(f)                          A-1+               --                    3,000                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
Geisinger (City of) (Geisinger Health
    Systems); Series 2005 C, Health Care VRD
    RB
    4.00%, 08/01/28 (l)                             A-1+             VMIG-1                  9,000                   9,000,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburg (City of));
    Series 2006-1367T, Unlimited Tax VRD GO
    (Acquired 06/07/06; Cost $6,200,000)
    3.98%, 03/01/14 (f)(g)(h)                       A-1+             VMIG-1                  6,200                   6,200,000
------------------------------------------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
    Unlimited Tax GO (INS-Financial Security
    Assurance Inc.)
    3.99%, 10/15/29 (e)(f)                          A-1+               --                   13,135                  13,135,000
------------------------------------------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
    Authority (Methodist Homes); Series 2003,
    VRD IDR (LOC-Bank of New York)
    4.02%, 02/01/29 (b)(f)                          A-1+               --                    3,100                   3,100,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-19

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)

Pennsylvania (State of) Economic Development
    Financing Authority (Hospital Enhancement
    Loan Program); Series 2006 A3, Treasury
    Department Hospital VRD RB (LOC-National
    City Bank of Pennsylvania)
    3.99%, 06/01/21 (b)(f)                           --              VMIG-1     $            2,000       $           2,000,000
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
    Facilities Authority (Washington &
    Jefferson Development); Series 2005 A,
    VRD RB (LOC-UniCredito Italiano S.p.A.)
    4.00%, 11/01/36 (b)(c)(f)                        --              VMIG-1                  3,000                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works;
    Series 2004 A-2, Fifth VRD RB (LOC-Bank of
    Nova Scotia, JPMorgan Chase Bank, N.A.)
    4.00%, 09/01/34 (b)(c)(f)                       A-1+             VMIG-1                  4,300                   4,300,000
------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
    Education Facilities Authority (Temple
    University); Series 2005 A, Hospital
    VRD RB (LOC-Wachovia Bank, N.A.)
    4.01%, 07/01/27 (b)(f)                          A-1+             VMIG-1                  1,300                   1,300,000
------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
    Authority (Pennsylvania School for the
    Deaf); Series 2002, VRD IDR (LOC-Citizens
    Bank of Pennsylvania)
    4.02%, 11/01/32 (b)(f)                           --              VMIG-1                  2,895                   2,895,000
------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) School District; Series
    2006 A, School Unlimited Tax TRAN GO
    (LOC-Bank of America, N.A.)
    4.50%, 06/29/07 (b)                             SP-1+             MIG-1                  9,000                   9,061,200
------------------------------------------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
    School Project); Series 2002, Educational
    Facilities VRD RB (LOC-Allied Irish Banks
    PLC)
    3.99%, 08/01/32 (b)(c)(f)                        --              VMIG-1                  1,500                   1,500,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)

Washington (County of) Authority (Girard
    Estate Project); Series 1999, Refunding RB
    (LOC-JPMorgan Chase Bank, N.A.)
    (Acquired 06/15/06; Cost $7,340,000)
    3.98%, 06/01/27 (b)(f)(g)                       A-1+               --       $            7,340       $           7,340,000
==============================================================================================================================
                                                                                                                   132,526,200
==============================================================================================================================

RHODE ISLAND--0.09%

Rhode Island (State of) Health & Educational
    Building Corp. (Paul Cuffee School);
    Series 2002, Educational Institution VRD
    RB (LOC-Citizens Bank of Rhode Island)
    4.07%, 08/01/32 (b)(f)                          A-1+               --                    2,900                   2,900,000
==============================================================================================================================

SOUTH CAROLINA--1.49%

Eagle Tax-Exempt Trust (South Carolina (State
    of) Public Service Authority); Series
    2000-4001 A, VRD COP
    (Acquired 09/08/00; Cost $10,100,000)
    4.02%, 01/01/22 (f)(g)(h)                       A-1+               --                   10,100                  10,100,000
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
    (South Carolina (State of) Transportation
    Infrastructure Bank); Series 2002-728,
    Floating Rate Trust Ctfs. VRD RB
    (Acquired 11/13/02; Cost $7,185,000)
    4.01%, 10/01/22 (f)(g)(h)                        --              VMIG-1                  7,185                   7,185,000
------------------------------------------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
    B-6, Refunding VRD RB (INS-MBIA Insurance
    Corp.)
    3.95%, 01/01/31 (e)(f)                          A-1+             VMIG-1                 14,440                  14,440,000
------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Educational
    Facilities Authority for Non-Profit
    Institutions (Morris College Project);
    Series 1997, VRD RB (LOC-Bank of America, N.A.)
    (Acquired 07/30/02; Cost $1,900,000)
    4.05%, 07/01/17 (b)(f)(g)                       A-1+               --                    1,900                   1,900,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-20

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--(CONTINUED)

South Carolina (State of) Educational
    Facilities Authority for Non-Profit
    Institutions (Newberry College Project);
    Series 2005, VRD RB (LOC-Branch Banking &
    Trust Co.)
    4.01%, 09/01/35 (b)(f)                           --              VMIG-1     $              900       $             900,000
------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
    Development Authority (Carolina
    Children's Home Project); Series 2003,
    VRD RB (LOC-Branch Banking & Trust Co.)
    4.01%, 03/01/23 (b)(f)                           --              VMIG-1                  3,640                   3,640,000
------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
    Development Authority (Carolina Piedmont
    Foundation Project); Series 2002,
    VRD RB (LOC-Bank of America, N.A.)
    4.05%, 09/01/32 (b)(f)(i)                        --                --                    3,900                   3,900,000
------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
    Development Authority (Catholic Diocese
    of South Carolina Project); Series 1998,
    VRD RB (LOC-Bank of America, N.A.)
    (Acquired 07/23/02; Cost $2,840,000)
    4.05%, 09/01/18 (b)(f)(g)                       A-1+               --                    2,840                   2,840,000
------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
    Development Authority (Presbyterian Home
    of South Carolina Project); Series 2003 A,
    VRD RB (LOC-Wachovia Bank, N.A.)
    4.03%, 04/01/20 (b)(f)                          A-1+               --                    4,360                   4,360,000
==============================================================================================================================
                                                                                                                    49,265,000
==============================================================================================================================

SOUTH DAKOTA--0.20%

South Dakota (State of) Health & Educational
    Facilities Authority (Rapid City Regional
    Hospital); Series 2003, Hospital VRD RB
    (INS-MBIA Insurance Corp.)
    4.04%, 09/01/27 (e)(l)                           --              VMIG-1                  6,700                   6,700,000
==============================================================================================================================

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--3.29%

Blount (County of) Public Building Authority
    (Local Government Public Improvement);
    Series 2005 D-5-F, VRD RB (INS-XL Capital
    Assurance Inc.)
    4.05%, 06/01/36 (e)(l)                           --              VMIG-1     $            2,325       $           2,325,000
------------------------------------------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
    (Pooled Financing-Tennessee Municipal Bond
    Fund); Series 2003, VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 01/01/33 (b)(l)                           --              VMIG-1                 10,980                  10,980,000
------------------------------------------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
    (Pooled Financing-Tennessee Municipal Bond
    Fund) ; Series 2005, VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 11/01/35 (b)(l)                           --              VMIG-1                  4,000                   4,000,000
------------------------------------------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
    (Bryan College Dorm Project);
    Series 2001
    VRD IDR (LOC-Regions Bank)
    3.99%, 07/01/36(b)(f)                            --              VMIG-1                  7,000                   7,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2006
    VRD IDR (LOC-Regions Bank)
    3.99%, 02/01/28(b)(f)                            --              VMIG-1                  4,000                   4,000,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
    of)); Series 2000-4202 A, VRD COP
    (Acquired 10/10/00; Cost $14,040,000)
    4.02%, 10/01/27 (f)(g)(h)                       A-1+               --                   14,040                  14,040,000
------------------------------------------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
    Board (Pet Inc. Project); Series 1993, VRD
    Refunding IDR (LOC-BNP Paribas)
    3.99%, 05/01/13 (b)(c)(f)                        --                Aa2                   1,510                   1,510,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of));
    Series 2006 1350, Electrical System VRD RB
    (Acquired 05/24/06; Cost $4,800,000)
    4.01%, 12/01/11 (f)(g)(h)                       A-1+               --                    4,800                   4,800,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-21

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--(CONTINUED)

Morristown (City of) Health Educational &
    Housing Facilities Board (All Saints
    Episcopal School); Series 2001, VRD RB
    (LOC-SunTrust Bank)
    4.04%, 08/01/16 (b)(f)                           --              VMIG-1     $            1,900       $           1,900,000
------------------------------------------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
    (Local Government Public Improvement);
    Series 1995 A
    VRD RB (INS-Ambac Assurance Corp.)
    4.00%, 06/01/15(e)(f)(q)                         --              VMIG-1                  3,967                   3,967,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1996 F-1 VRD RB (INS-Ambac
    Assurance Corp.)
    4.00%, 06/01/16(e)(f)                            --              VMIG-1                  7,570                   7,570,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1996 F-2 VRD RB (INS-Ambac
    Assurance Corp.)
    4.00%, 06/01/11(e)(f)                            --              VMIG-1                  3,715                   3,715,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1996 G-1 VRD RB (INS-Ambac
    Assurance Corp.)
    4.00%, 06/01/16(e)(f)                            --              VMIG-1                  4,480                   4,480,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1997 A-1 VRD RB (INS-Ambac
    Assurance Corp.)
    4.00%, 06/01/22(e)(f)                            --              VMIG-1                  5,900                   5,900,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1999 II A-1 VRD RB (INS-Ambac
    Assurance Corp.)
    4.00%, 06/01/24(e)(f)                            --              VMIG-1                  6,300                   6,300,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2000 IV-B-7
    VRD RB (INS-Financial Security
    Assurance Inc.)
    4.05%, 06/01/20(e)(l)                            --              VMIG-1                  2,325                   2,325,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2000 IV-E-4 VRD RB (INS-Ambac
    Assurance Corp.)
    4.05%, 06/01/20(e)(l)                            --              VMIG-1                  3,270                   3,270,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2001 IV-H-1 VRD RB (INS-Ambac
    Assurance Corp.)
    4.05%, 06/01/25(e)(l)                            --              VMIG-1                  3,300                   3,300,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2004 IV-C-3 VRD RB (INS-Ambac
    Assurance Corp.)
    4.05%, 06/01/31(e)(l)                            --              VMIG-1                  4,075                   4,075,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2005 VI-F-4 VRD RB (INS-XL Capital
    Assurance Inc.)
    4.05%, 06/01/24(e)(l)                            --              VMIG-1                  2,500                   2,500,000
------------------------------------------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
    Housing Facilities Board (Memphis College
    Art Project); Series 2003, VRD RB
    (LOC-Regions Bank)
    4.01%, 08/01/23 (b)(f)                           --              VMIG-1                  3,885                   3,885,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--(CONTINUED)

Shelby (County of) Health, Educational &
    Housing Facilities Board (Southern College
    of Optometry Project); Series 2001, VRD RB
    (LOC-Allied Irish Banks PLC)
    4.00%, 06/01/26 (b)(c)(f)                        --              VMIG-1     $            4,900       $           4,900,000
------------------------------------------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
    Board (Currey Ingram Academy); Series
    2003, Educational Facilities VRD RB
    (LOC-SunTrust Bank)
    4.04%, 04/01/23 (b)(f)                           --              VMIG-1                  2,300                   2,300,000
==============================================================================================================================
                                                                                                                   109,042,000
==============================================================================================================================

TEXAS--18.21%

ABN AMRO Munitops Ctfs. Trust (Duncanville
    (City of) Independent School District);
    Series 2006-22, Unlimited Asset 14 Non-AMT
    VRD GO
    (Acquired 05/22/06; Cost $10,000,000)
    4.02%, 02/15/14 (f)(g)(h)(i)                     --                --                   10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
    of) Independent School District); Series
    2005-47, Unlimited Single Non-AMT VRD GO
    (Acquired 04/27/06; Cost $5,470,000)
    4.02%, 02/15/13 (f)(g)(h)(i)                     --                --                    5,470                   5,470,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City of)
    Independent School District);
    Series 2002-16, Unlimited Multi-State
    Non-AMT VRD Ctfs.
    (Acquired 08/20/03; Cost $5,395,000)
    4.02%, 08/15/10 (f)(g)(h)                        --              VMIG-1                  5,395                   5,395,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (North East
    Independent School District); Series
    2000-13, Multi-State Non-AMT VRD RB
    (Acquired 11/17/05; Cost $8,500,000)
    4.00%, 02/06/08 (f)(g)(h)                        --              VMIG-1                  8,500                   8,500,000
------------------------------------------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
    Series 2003, Unlimited Tax School Building
    VRD GO (CEP-Texas Permanent School Fund)
    3.72%, 06/15/28 (k)                             A-1+             VMIG-1                  3,650                   3,650,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-22

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S              (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Arlington (City of) (Dallas Cowboys) Series
    2005 B, Special Obligation VRD RB
    (INS-MBIA Insurance Corp.)
    4.00%, 08/15/35 (e)(f)                          A-1+             VMIG-1     $            3,765       $           3,765,000
------------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
    Development Corp. (Warm Springs
    Rehabilitation Foundation Project); Series
    1997, Health Care System VRD RB
    (LOC-JPMorgan Chase Bank, N.A)
    4.05%, 09/01/27 (b)(f)                           --              VMIG-1                    835                     835,000
------------------------------------------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
    Package (University Parking System
    Project); Series 2004 A, Refunding VRD RB
    (LOC-BNP Paribas)
    4.06%, 05/01/35 (b)(c)(f)                        --              VMIG-1                  5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent School
    District; Series 2006, Unlimited Tax TAN
    GO
    4.50%, 06/14/07                                 SP-1+            VMIG-1                 17,500                  17,607,800
------------------------------------------------------------------------------------------------------------------------------
Denton (County of) Upper Trinity Regulation
    Water District; Series 2006 A, Commercial
    Paper RB (LOC-Bank of America, N.A.)
    3.68%, 11/16/06 (b)                             A-1+               P-1                   7,000                   7,000,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
    Waterworks & Sewer System); Series
    2006-0109 A, VRD RB
    (Acquired 05/10/06; Cost $22,295,000)
    4.02%, 10/01/35 (f)(g)(h)                       A-1+               --                   22,295                  22,295,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
    Toll Road); Series 2002-6012 A, VRD COP
    (Acquired 11/20/02; Cost $1,580,000)
    4.02%, 08/15/30 (f)(g)(h)                       A-1+               --                    1,580                   1,580,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
    Airport); Series 2000-4307, VRD COP
    (Acquired 11/15/00; Cost $15,750,000)
    4.02%, 07/01/28 (f)(g)(h)                       A-1+               --                   15,750                  15,750,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
    Water & Sewer);
    Series 1997-4305 A
    VRD COP

                                                                                      PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

    (Acquired 04/27/99; Cost $14,005,000)
    4.02%, 12/01/27(f)(g)(h)                        A-1+               --       $           14,005       $          14,005,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2002-6019  A
    VRD COP
    (Acquired 11/13/02; Cost $8,910,000)
    4.02%, 12/01/30(f)(g)(h)                        A-1+               --                    8,910                   8,910,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
    Board of Regents); Series 2006-0108 A,
    VRD RB (Acquired 05/10/06; Cost $18,810,000)
    4.02%, 08/15/37 (f)(g)(h)                       A-1+               --                   18,810                  18,810,000
------------------------------------------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
    Authority Inc. (Carroll Co. Project);
    Series 1984, VRD IDR (LOC-Wells Fargo
    Bank, N.A.)
    (Acquired 05/30/06; Cost $1,300,000)
    4.05%, 12/01/14 (b)(f)(g)                        --                Aaa                   1,300                   1,300,000
------------------------------------------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
    (Lincoln Property Co.); Series 1993,
    Refunding Multi-Family Housing VRD RB
    (CEP-General Electric Corp.)
    4.05%, 06/01/10 (f)                             A-1+               --                    2,700                   2,700,000
------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
    Development Corp. (The Methodist System);
    Series 2005 B
    Refunding Hospital RB
    4.15%, 12/01/32(l)                              A-1+               --                   50,000                  50,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2006 A
    Refunding Hospital RB
    3.60%, 12/01/32(r)                              A-1+               --                   75,000                  75,000,000
------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
    Development Corp. (St. Luke's Episcopal);
    Series 2005 A, Refunding Hospital RB
    (INS-Financial Guaranty Insurance Co.)
    4.00%, 02/15/32 (e)(f)                          A-1+             VMIG-1                  8,820                   8,820,000
------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Hospital District;
    Series 2005 A, Sub. Lien Commercial Paper
    RN (LOC-Bank of America, N.A.)
    3.15%, 07/21/06 (b)                             A-1+               --                   13,651                  13,651,000
------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
    (Rodeo); Series 2001 C, Jr.
    Lein VRD RB (INS-MBIA Insurance Corp.)
    4.03%, 11/15/30 (e)(f)                          A-1+             VMIG-1                  6,200                   6,200,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-23

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                       PRINCIPAL
                                                         RATINGS(a)                     AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Hockley (County of) Industrial Development
    Corp. (AMOCO Project); Series 1985, VRD PCR
    3.68%, 11/01/19 (c)(m)                          A-1+               P-1      $           10,640       $          10,640,000
------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
    Corp. (Houston Baptist University); Series
    2000, Higher Education Refunding VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.05%, 07/01/20 (b)(f)(i)                        --                --                    2,500                   2,500,000
------------------------------------------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
    Corp. (Tierwester Oaks); Series 2003 A,
    Housing VRD RB (LOC-Bank of New York)
    3.55%, 03/01/33 (b)(d)                           --              VMIG-1                 11,005                  11,005,000
------------------------------------------------------------------------------------------------------------------------------
Houston (City of);
    Series 2006
    TRAN
    4.50%, 06/29/07(i)                              MIG-1             SP-1                  10,000                  10,077,700
------------------------------------------------------------------------------------------------------------------------------
    Series 2006 D
    Commercial Paper Notes GO
    3.51%, 07/19/06                                 A-1+               P-1                  17,000                  17,000,000
------------------------------------------------------------------------------------------------------------------------------
    3.55%, 08/11/06                                 A-1+               P-1                  10,000                  10,000,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
    Wastewater Systems); Series 2006-1319,
    VRD RB
    (Acquired 05/03/06; Cost $3,025,000)
    4.01%, 11/15/13 (f)(g)(h)                       A-1+               --                    3,025                   3,025,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of));
    Series 2004-530, Limited Tax VRD GO
    (Acquired 10/28/04; Cost $4,610,000)
    4.01%, 06/15/12 (f)(g)(h)                        --              VMIG-1                  4,610                   4,610,000
------------------------------------------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
    Corp. (Dallas Theological Project); Series
    2003 A, VRD Limited Tax Obligation RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.05%, 07/01/33 (b)(f)                          A-1+               --                    1,300                   1,300,000
------------------------------------------------------------------------------------------------------------------------------
Lubbock (City of) Independent School District;
    Series 2006, School Building Unlimited Tax
    GO (CEP-Texas Permanent School Fund)
    5.25%, 02/01/30 (j)                             A-1+             VMIG-1                  3,600                   3,612,436
------------------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                         RATINGS(a)                     AMOUNT
                                                    S&P            MOODY'S               (000)                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Merrill Lynch P-Floats (Brazosport (City of)
    Independent School District); Series 2003
    PT-1690, Refunding VRD Unlimited Tax GO
    (Acquired 02/20/03; Cost $4,853,000)
    4.01%, 08/15/10 (f)(g)(h)                        --              VMIG-1     $            4,853       $           4,853,000
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
    Independent School District); Series 2005
    PT-2860, VRD Unlimited Tax GO
    (Acquired 09/09/05; Cost $9,750,000)
    4.01%, 02/15/25 (f)(g)(h)                        A-1               --                    9,750                   9,750,000
------------------------------------------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
    Development Corp.; Series 2000 C,
    Retirement Facility VRD RB (LOC-LaSalle
    Bank N.A.)
    3.99%, 02/15/30 (b)(f)                           A-1               --                    7,435                   7,435,000
------------------------------------------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
    (University of Dallas Project); Series
    1999, Higher Education VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.05%, 05/01/19 (b)(f)(i)                        --                --                    5,870                   5,870,000
------------------------------------------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
    Development Corp. (Driscoll Children's
    Foundation); Series 1985, Floating Rate RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.01%, 07/01/15 (b)(f)                           --              VMIG-1                  1,200                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
    Memorial Hospital); Series 2001,
    Hospital VRD RB (LOC-JPMorgan
    Chase Bank, N.A.)
    4.00%, 11/01/26 (b)(f)                          A-1+               --                    1,100                   1,100,000
------------------------------------------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
    Services); Series 1996, Refunding VRD PCR
    (INS-Ambac Assurance Corp.)
    4.00%, 07/01/16 (e)(f)                          A-1+             VMIG-1                  3,350                   3,350,000
------------------------------------------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development Corp.
    (YMCA of Greater Williamson
    County Project); Series 2005, VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.04%, 04/01/26 (b)(f)                           --              VMIG-1                  2,200                   2,200,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-24

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Sherman (City of) Higher Education Finance
    Corp. (Austin College Project); Series
    1997, Higher Education VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 01/01/18 (b)(f)(q)                       A-1+               --       $           10,849       $          10,849,000
------------------------------------------------------------------------------------------------------------------------------
Texas (State of); Series 2005, Unlimited Tax
    TRAN GO
    4.50%, 08/31/06                                 SP-1+             MIG-1                 37,000                  37,072,832
------------------------------------------------------------------------------------------------------------------------------
Texas A&M University Board of Regents (Revenue
    Financing System);
    Series 2005 B
    Commercial Paper Notes
    3.51%, 07/19/06                                 A-1+               P-1                  14,100                  14,100,000
------------------------------------------------------------------------------------------------------------------------------
    3.55%, 08/11/06                                 A-1+               P-1                  17,600                  17,600,000
------------------------------------------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
    Financing System);
    Series 2005 A
    Commercial Paper Notes
    3.35%, 07/18/06                                 A-1+               P-1                  15,378                  15,378,000
------------------------------------------------------------------------------------------------------------------------------
    3.53%, 07/14/06                                 A-1+               P-1                  15,000                  15,000,000
------------------------------------------------------------------------------------------------------------------------------
    3.55%, 08/02/06                                 A-1+               P-1                  22,500                  22,500,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
    2000-A26, VRD RB
    (Acquired 11/09/04; Cost $9,230,000)
    3.35%, 05/15/25 (g)(h)(n)                        --              VMIG-1                  9,230                   9,230,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
    Road); Series 2003-B16, VRD RB
    (Acquired 02/19/03; Cost $16,005,000)
    4.01%, 08/15/25 (f)(g)(h)                        --              VMIG-1                 16,005                  16,005,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
    Series 2003-B14, Refunding VRD RB
    (Acquired 01/29/03; Cost $7,985,000)
    4.01%, 08/15/22 (f)(g)(h)                        --              VMIG-1                  7,985                   7,985,000
------------------------------------------------------------------------------------------------------------------------------
Waco (City of) Educational Finance Corp.
    (Baylor University); Series 2006, VRD RB
    (INS-XL Capital Assurance Inc.)
    3.98%, 02/01/36 (e)(f)                          A-1+             VMIG-1                 21,505                  21,505,000
==============================================================================================================================
                                                                                                                   602,996,768
==============================================================================================================================

UTAH--0.47%

Davis (County of); Series 2006, Unlimited Tax
    TRAN GO
    4.50%, 12/28/06                                  --               MIG-1                  5,000                   5,018,850
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
UTAH--(CONTINUED)

Duchesne (County of) School District
    (Utah Municipal Building Authority); Series
    2005, Lease VRD RB (LOC-U.S. Bank, N.A.)
    4.02%, 06/01/21 (b)(f)                          A-1+               --       $              900       $             900,000
------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E,
    Power Supply VRD RB
    3.60%, 07/01/18 (m)                             A-1+             VMIG-1                  4,260                   4,260,000
------------------------------------------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
    (Crossroads Apartments Project); Series
    2003, Refunding Multi-Family VRD RB
    (CEP-Federal National Mortgage Association)
    3.99%, 02/15/31 (f)                             A-1+               --                    4,435                   4,435,000
------------------------------------------------------------------------------------------------------------------------------
Sanpete (County of) School Facility
    (Wasatch Academy); Series 2003, VRD RB
    (LOC-U.S.
    Bank, N.A.)
    4.02%, 08/01/28 (b)(f)                          A-1+               --                      800                     800,000
==============================================================================================================================
                                                                                                                    15,413,850
==============================================================================================================================

VERMONT--0.24%

Vermont (State of) Industrial Development
    Authority (Central Vermont Public Service
    Corp.); Series 1984, Hydroelectric VRD IDR
    (LOC-Citizens Bank of Massachusetts)
    3.65%, 12/01/13 (b)(d)                          A-1+               --                    2,500                   2,500,000
------------------------------------------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
    Series 1985, Student Loan VRD RB
    (LOC-State Street Bank & Trust Co.)
    3.40%, 01/01/08 (b)(d)                           --              VMIG-1                  5,505                   5,505,000
==============================================================================================================================
                                                                                                                     8,005,000
==============================================================================================================================

VIRGINIA--0.17%

Rockingham (County of) Industrial Development
    Authority (Sunnyside Presbyterian
    Home); Series 2003, Residential Care
    Facility VRD RB (LOC-Branch Banking &
    Trust Co.)
    4.01%, 12/01/33 (b)(f)                           A-1               --                      750                     750,000
------------------------------------------------------------------------------------------------------------------------------
Spotsylvania (County of) Industrial
    Development Authority (Rappah-Annock Area
    YMCA Project); Series 2002, VDR IDR
    (LOC-Wachovia Bank, N.A.)
    4.03%, 04/01/23 (b)(f)                           --              VMIG-1                  1,000                   1,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-25

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--(CONTINUED)

Winchester (City of) Industrial Development
    Authority (Westminster-Cantenbury);
    Series 2005 B Residential Care Facility
    VRD IDR (LOC-Branch Banking & Trust Co.)
    4.01%, 01/01/10(b)(f)                            --              VMIG-1     $              695       $             695,000
------------------------------------------------------------------------------------------------------------------------------
    4.01%, 01/01/35(b)(f)                            --              VMIG-1                  3,000                   3,000,000
==============================================================================================================================
                                                                                                                     5,445,000
==============================================================================================================================

WASHINGTON--6.17%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
    (County of), #404 Eatonville); Series
    2006-42, Unlimited  Non-AMT VRD GO
    (Acquired 06/22/06; Cost $8,745,000)
    4.02%, 12/01/14 (f)(g)(h)(i)                     --                --                    8,745                   8,745,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
    of) Municipal Light & Power); Series
    2002-12, Multi-State Non-AMT VRD Ctfs.
    (Acquired 05/25/04; Cost $9,755,000)
    4.02%, 07/07/06 (f)(g)(h)                        --              VMIG-1                  9,755                   9,755,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle
    (City of)); Series 2003-7, Multi-State
    Non-AMT VRD GO Ctfs.
    (Acquired 05/13/03; Cost $10,685,000)
    4.02%, 07/01/10 (f)(g)(h)(i)                     --                --                   10,685                  10,685,000
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
    of) Public Hospital District No. 1);
    Series 2004-37, Multi-State Non-AMT VRD
    Ctfs.
    (Acquired 04/08/05; Cost $8,235,000)
    4.02%, 12/01/12 (f)(g)(h)                        --              VMIG-1                  8,235                   8,235,000
------------------------------------------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
    Center); Series 2003, VRD RB
    (LOC-Bank of America, N.A.)
    4.05%, 12/01/28 (b)(f)(i)                        --                --                    2,565                   2,565,000
------------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State of)
    Public Power Supply Systems Project No.
    2); Series 1996-4703 A, VRD COP
    (Acquired 05/02/01; Cost $5,870,000)
    4.02%, 07/01/11 (f)(g)(h)                       A-1+               --                    5,870                   5,870,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--(CONTINUED)

Eagle Tax-Exempt Trust (Washington (State
    of)); Series 1998-4701 A, VRD COP
    (Acquired 07/20/00; Cost $14,400,000)
    4.02%, 05/01/18 (f)(g)(h)                       A-1+               --       $           14,400       $          14,400,000
------------------------------------------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
    Series 2005 A
    Commercial Paper RN  (LOC-Bank of America,
    N.A.)
    3.43%, 08/15/06(b)                              A-1+               --                   11,800                  11,800,000
------------------------------------------------------------------------------------------------------------------------------
    3.47%, 12/05/06(b)                              A-1+               --                   30,000                  30,000,000
------------------------------------------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
    VRD GO (LOC-Bank of America, N.A.)
    4.05%, 12/01/21 (b)(f)(i)                        --                --                    2,600                   2,600,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
    Series 2004-1346
    Unlimited Tax VRD GO
    (Acquired 11/18/04; Cost $1,500,000)
    4.01%, 07/01/12(f)(g)(h)                         --              VMIG-1                  1,500                   1,500,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2004-593
    Unlimited Tax VRD GO
    (Acquired 05/24/06; Cost $4,395,000)
    4.01%, 01/01/13(f)(g)(h)                        A-1+               --                    4,395                   4,395,000
------------------------------------------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
    (Puget Sound Blood Center Project); Series
    1998, VRD RB (LOC-U.S. Bank, N.A.)
    4.01%, 04/01/23 (b)(f)                           --              VMIG-1                  3,600                   3,600,000
------------------------------------------------------------------------------------------------------------------------------
King(County of) Housing Authority
    (Summerfield Apartments Project) ; Series
    2005, VRD RB (LOC-U.S. Bank, N.A.)
    4.01%, 09/01/35 (b)(f)                           --              VMIG-1                  2,000                   2,000,000
------------------------------------------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties;
    Series 1999 A
    Special Revenue VRD RB (LOC-U.S. Bank,
    N.A.)
    4.01%, 12/01/19(b)(f)(q)                         --              VMIG-1                 12,000                  12,000,000
------------------------------------------------------------------------------------------------------------------------------
    Series 1999 B
    Special Revenue VRD RB (LOC-U.S. Bank,
    N.A.)
    4.01%, 12/01/19(b)(f)                            --              VMIG-1                  1,900                   1,900,000
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
    (Seattle (Port of)); Series 2002-739D, VRD RB
    (Acquired 07/21/04; Cost $5,000,000)
    4.01%, 09/01/20 (f)(g)(h)                        A-1               --                    5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-26

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                      PRINCIPAL
                                                          RATINGS(a)                    AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--(CONTINUED)

Pierce (County of) Economic Development Corp.
    (Weyerhaeuser Real Estate); Series 1997,
    Special Revenue VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 01/01/27 (b)(f)                          A-1+             VMIG-1     $           12,705       $          12,705,000
------------------------------------------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
    Manor Project); Series 1994 B, Low Income
    Housing Assistance VRD RB (LOC-U.S. Bank,
    N.A.)
    4.01%, 05/01/19 (b)(f)                          A-1+               --                    2,120                   2,120,000
------------------------------------------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
    Human Services Project); Series
    1995, Refunding VRD RB (LOC-U.S. Bank, N.A.)
    4.00%, 12/01/15 (b)(f)                          A-1+               --                    2,115                   2,115,000
------------------------------------------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
    (Sysco Food Services of Seattle, Inc.
    Project); Series 1994, Refunding VRD IDR
    4.04%, 11/01/25 (f)(q)                          A-1+             VMIG-1                  6,944                   6,944,000
------------------------------------------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
    Arms Centerhouse Project); Series 2003,
    Refunding Housing VRD RB (LOC-Bank of
    America, N.A.)
    4.05%, 12/01/34 (b)(f)(i)                        --                --                    6,200                   6,200,000
------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
    Transit Authority); Series 2001-A46, Sales
    Tax & Motor VRD RB
    (Acquired 11/12/03; Cost $6,255,000)
    3.35%, 02/01/15 (g)(h)(n)                        --              VMIG-1                  6,255                   6,255,000
------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Economic Development
    Finance Authority (Seadrunar Recycling
    LLC Project); Series 2000 E, Economic
    Development VRD RB (LOC-U.S. Bank, N.A.)
    4.02%, 08/01/25 (b)(f)                          A-1+               --                    2,445                   2,445,000
------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Higher Education
    Facilities Authority (Cornish College Arts
    Project); Series 2003 A, VRD RB (LOC-Bank
    of America, N.A.)
    4.05%, 12/01/33 (b)(f)                           --              VMIG-1                  5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--(CONTINUED)

Washington (State of) Housing Finance
    Commission (Nikkei Concerns Project);
    Series 1994, Non-Profit Housing VRD RB
    (LOC-U.S. Bank, N.A.)
    4.02%, 10/01/19 (b)(f)                          A-1+               --       $            3,915       $           3,915,000
------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
    Commission (Riverview Retirement Project);
    Series 1997, Elderly Housing VRD RB
    (LOC-U.S. Bank, N.A.)
    4.01%, 07/01/22 (b)(f)                          A-1+               --                    1,055                   1,055,000
------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
    Commission (Tacoma Art Museum Project);
    Series 2002, Non-Profit Housing VRD RB
    (LOC-Northern Trust Co.)
    4.09%, 06/01/32 (b)(l)                           --              VMIG-1                  4,075                   4,075,000
------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
    Commission (University Preparatory Academy
    Project); Series 2000, Non-Profit VRD RB
    (LOC-Bank of America, N.A.)
    4.05%, 07/01/30 (b)(f)                           --              VMIG-1                  1,350                   1,350,000
------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
    Commission (Wesley Homes Project); Series
    2005 A, Non-Profit Housing VRD RB
    (LOC-Bank of America, N.A.)
    4.04%, 01/01/36 (b)(l)                           --              VMIG-1                 15,000                  15,000,000
==============================================================================================================================
                                                                                                                   204,229,000
==============================================================================================================================

WEST VIRGINIA--0.13%

Harrison (County of) (Fox Grocery Co.
    Project); Series 1991, Refunding VRD RB
    (LOC-Wachovia Bank, N.A.)
    3.99%, 06/01/14 (b)(f)                           --                Aa2                   4,140                   4,140,000
==============================================================================================================================

WISCONSIN--4.10%

ABN AMRO Munitops Ctfs. Trust (Central Brown
    (County of) Water Authority); Series
    2005-25, Non-AMT VRD RB
    (Acquired 08/01/05; Cost $17,370,000)
    4.02%, 12/01/13 (f)(g)(h)(i)                     --                --                   17,370                  17,370,000
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-27

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S              (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--(CONTINUED)

Appleton (City of) Redevelopment Authority
    (Fox Cities Performing Arts Center
    Project); Series 2001 B, Redevelopment VRD
    RB (LOC-JPMorgan Chase Bank, N.A.; M&I
    Marshall & Ilsley Bank)
    4.00%, 06/01/36 (b)(f)                           --              VMIG-1     $            3,600       $           3,600,000
------------------------------------------------------------------------------------------------------------------------------
Franklin (City of) Community Development Authority
    (Indian Community School of Milwaukee);
    Series 2002, Redevelopment VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.00%, 07/01/22 (b)(f)                           --              VMIG-1                 36,000                  36,000,000
------------------------------------------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority (Sisters
    of St. Francis Project); Series 2004, VRD
    RB (LOC-Allied Irish Banks PLC)
    3.99%, 01/01/35 (b)(c)(f)                        A-1               --                    4,995                   4,995,000
------------------------------------------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
    Exposition Center Inc.); Series 2001, VRD
    RB (LOC-U.S. Bank, N.A.)
    3.99%, 08/01/28 (b)(f)                           --              VMIG-1                  2,300                   2,300,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Grace Lutheran
    Foundation Project); Series 1999, VRD RB
    (LOC-U.S. Bank, N.A.)
    (Acquired 09/12/05; Cost $2,555,000)
    4.07%, 07/01/14 (b)(f)(g)                       A-1+               --                    2,555                   2,555,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Gundersen Lutheran);
    Series 2000 B, VRD RB (INS-Financial
    Security Assurance Inc.)
    4.04%, 12/01/29 (e)(l)                          A-1+               --                    2,000                   2,000,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Lindengrove, Inc.);
    Series 2003 B, VRD (LOC-JPMorgan Chase
    Bank, N.A.)
    3.99%, 11/01/25 (b)(f)                          A-1+               --                    7,080                   7,080,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Marshfield); Series
    2006 B, VRD RB (LOC-M&I Marshall & Ilsley
    Bank)
    4.00%, 01/15/36 (b)(f)                           A-1               --                    5,000                   5,000,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                          RATINGS(a)                  AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--(CONTINUED)

Wisconsin (State of) Health & Educational
    Facilities Authority (Mequon Jewish
    Project); Series 2003, VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    3.99%, 07/01/28 (b)(f)                           --              VMIG-1     $            3,125       $           3,125,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Mercy Health System);
    Series 2003 C
    VRD RB (LOC-M&I Marshall & Ilsley Bank)
    3.99%, 08/15/23(b)(f)                            --              VMIG-1                  6,900                   6,900,000
------------------------------------------------------------------------------------------------------------------------------
    Series 2003 I
    Pooled Loan VRD RB (LOC-M&I Marshall &
    Ilsley Bank)
    4.00%, 06/01/23(b)(f)                            --              VMIG-1                  8,655                   8,655,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (St. Luke's Medical
    Center); Series 1987, VRD RB (LOC-KBC Bank
    N.V.)
    (Acquired 05/02/05; Cost $27,000,000)
    4.00%, 12/01/17 (b)(c)(f)(g)                     A-1               --                   27,000                  27,000,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (St. Mary's School);
    Series 2004, VRD RB (LOC-M&I Marshall &
    Ilsley Bank)
    3.99%, 08/01/19 (b)(f)                           A-1               --                    1,830                   1,830,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Valley Packaging
    Industries Inc.); Series 2005, VRD RB
    (LOC-JPMorgan Chase Bank, N.A.)
    4.04%, 07/01/35 (b)(f)                           --              VMIG-1                  1,240                   1,240,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Wisconsin Lutheran
    College Project); Series 2003, VRD RB
    (LOC-U.S. Bank, N.A.)
    4.09%, 06/01/33 (b)(l)                          A-1+               --                    1,100                   1,100,000
------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
    Facilities Authority (Wisconsin Lutheran
    College); Series 2001, VRD RB (LOC-U.S.
    Bank, N.A.)
    4.09%, 09/01/31 (b)(l)                          A-1+               --                    5,100                   5,100,000
==============================================================================================================================
                                                                                                                   135,850,000
==============================================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-28

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                     PRINCIPAL
                                                          RATINGS(a)                   AMOUNT
                                                    S&P            MOODY'S             (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.41%

Sweetwater (County of) (Pacific Corp.
    Project); Series 2006 A, Refunding
    Commercial Paper PCR (LOC-Barclays Bank)
    3.72%, 09/06/06 (b)(c)                          A-1+               P-1      $            3,500       $           3,500,000
------------------------------------------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding; Series
    2006 A, TRAN
    4.50%, 06/27/07                                 SP-1+              --                   10,000                  10,075,900
==============================================================================================================================
                                                                                                                    13,575,900
==============================================================================================================================

MULTI-STATE--1.51%

Reset Option Certificate Trust II-R; Series
    2006-8000JD, (Multiple Municipal Issues)
    (Acquired 06/26/06; Cost $50,000,000)
    4.07%, 03/01/07 (f)(g)(h)                        --              VMIG-1                 50,000                  50,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(s)(t)--106.07%
    (Cost $3,512,035,331)                                                                                        3,512,035,331
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(6.07)%                                                                            (201,087,987)
==============================================================================================================================
NET ASSETS--100.00%                                                                                      $       3,310,947,344
______________________________________________________________________________________________________________________________
==============================================================================================================================

Investment Abbreviations:

ACES                --       Automatically Convertible Extendable Security
AMT                 --       Alternative Minimum Tax
BAN                 --       Bond Anticipation Note
CEP                 --       Credit Enhancement Provider
COP                 --       Certificates of Participation
Ctfs.               --       Certificates
FHA                 --       Federal Housing Administration
GNMA                --       Government National Mortgage Association
GO                  --       General Obligation Bonds
IDR                 --       Industrial Development Revenue Bonds
INS                 --       Insurer
Jr.                 --       Junior
LOC                 --       Letter of Credit
MERLOT              --       Municipal Exempt Receipts Liquidity Option Tender
NRR                 --       Not Re-Rated
P-Floats            --       Putable Floating Option Tax-Exempt Receipt
PCR                 --       Pollution Control Revenue Bonds
PUTTERs             --       Putable Tax-Exempt Receipts
RAN                 --       Revenue Anticipation Notes
RB                  --       Revenue Bonds
RN                  --       Revenue Notes
Sr.                 --       Senior
TAN                 --       Tax Anticipation Notes
TRAN                --       Tax and Revenue Anticipation Notes
VRD                 --       Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(d) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2006.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2006.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $970,914,500, which represented 29.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on June 30, 2006.

(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on June 30, 2006.

(l) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on June 30, 2006.

(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2006.

(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $29,725,000, which represented 0.90% of the Fund's Net Assets.

(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.

(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-29

TAX-FREE CASH RESERVE PORTFOLIO


(q) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(r) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2006.

(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

         Entities                             Percentage
         Bank of America, N.A.                  10.3%
         Financial Guaranty Insurance Co.        9.5
         MBIA Insurance Corp.                    9.5
         Financial Security Assurance Inc.       8.6
         Ambac Assurance Corp.                   7.4
         JPMorgan Chase Bank, N.A.               6.8
         Other Entities Less than 5% each       51.3

(t)     Also represents cost for federal income tax purposes.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-30

TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Tax-Free Investments Trust

By:               /s/ PHILIP A. TAYLOR
                  ----------------------------------
                  Philip A. Taylor
                  Principal Executive Officer

Date:             August 29, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:               /s/ PHILIP A. TAYLOR
                  ----------------------------------
                  Philip A. Taylor
                  Principal Executive Officer

Date:             August 29, 2006


By:               /s/ SIDNEY M. DILGREN
                  ----------------------------------
                  Sidney M. Dilgren
                  Principal Financial Officer

Date:             August 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.